Arizona Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings             Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Assisted Living -- 1.8%
--------------------------------------------------------------------------------
NR        NR        $1,800     Arizona Health Facilities
                               Authority, (Care
                               Institute, Inc.-Mesa),
                               7.625%, 1/1/26                     $  1,885,788
--------------------------------------------------------------------------------
                                                                  $  1,885,788
--------------------------------------------------------------------------------

Education -- 3.4%
--------------------------------------------------------------------------------
NR        NR        $2,000     Arizona Educational Loan
                               Marketing Corp., (AMT),
                               6.30%, 12/1/08                     $  2,167,400
A1        AA         1,250     University of Arizona,
                               6.25%, 6/1/11                         1,364,888
--------------------------------------------------------------------------------
                                                                  $  3,532,288
--------------------------------------------------------------------------------

Electric Utilities -- 13.0%
--------------------------------------------------------------------------------
Ba2       BB+       $3,500     Maricopa County, Pollution
                               Control, 6.375%, 8/15/23           $  3,677,065
Baa1      A-         4,300     Navajo County, Pollution
                               Control, 5.875%, 8/15/28              4,408,833
B2        B          1,000     Pima County, IDA, (Tucson
                               Electric Power Co.),
                               6.00%, 9/1/29                         1,006,050
Baa1      BBB+         370     Puerto Rico Electric Power
                               Authority, 7.125%, 7/1/14               381,844
A         A+         1,000     Puerto Rico Telephone
                               Authority, Variable Rate,
                               1/1/20(1)                             1,120,090
Aa2       AA         2,000     Salt River Project
                               Agricultural Improvement
                               and Power District, 5.00%,
                               1/1/20                                2,015,840
Aa2       AA           820     Salt River Project
                               Agricultural Improvement
                               and Power District, 6.25%,
                               1/1/27                                  882,500
--------------------------------------------------------------------------------
                                                                  $ 13,492,222
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.2%
--------------------------------------------------------------------------------
NR        AAA       $1,000     Glendale, IDA, Prerefunded
                               to 7/1/05, 7.125%, 7/1/20          $  1,195,080
Baa1      BBB-       1,000     Maricopa County, (Sun
                               Health Corp.), Prerefunded
                               to 4/1/02, 8.125%, 4/1/12             1,152,090
NR        NR         3,000     Maricopa County, IDA,
                               (Place Five and The
                               Greenery), Escrowed to
                               Maturity, 6.625%, 1/1/27              3,512,910
NR        NR         1,250     Maricopa County, IDA,
                               (Place Five and The
                               Greenery), Escrowed to
                               Maturity, 8.625%, 1/1/27              1,654,100
Aaa       AAA        7,500     Maricopa County, Single
                               Family Mortgage, Escrowed
                               to Maturity, 0.00%, 2/1/16            3,336,600
Aaa       AAA        6,500     Phoenix, IDA, Single
                               Family, Escrowed to
                               Maturity, 0.00%, 12/1/14              3,109,405
NR        AAA        1,500     Puerto Rico, "RIBS",
                               (AMBAC), Variable Rate,
                               Prerefunded to 7/1/02,
                               7/1/15(1)(2)                          1,778,085
--------------------------------------------------------------------------------
                                                                  $ 15,738,270
--------------------------------------------------------------------------------

General Obligations -- 3.7%
--------------------------------------------------------------------------------
Baa1      A         $1,125     Puerto Rico, 0.00%, 7/1/17         $    465,323
NR        A          2,000     Tatum Ranch, 6.875%, 7/1/16           2,251,020
Aa3       AA         1,000     Tucson, 5.375%, 7/1/21                1,082,000
--------------------------------------------------------------------------------
                                                                  $  3,798,343
--------------------------------------------------------------------------------

Hospital -- 4.4%
--------------------------------------------------------------------------------
NR        BBB       $1,130     Arizona HFA, (Phoenix
                               Memorial Hospital),
                               8.125%, 6/1/12                     $  1,207,947
NR        BBB        1,250     Arizona HFA, (Phoenix
                               Memorial Hospital), 8.20%,
                               6/1/21                                1,338,250
NR        NR         1,000     Winslow, IDA, (Winslow
                               Memorial Hospital), 5.50%,
                               6/1/22                                  974,150
Aaa       AAA          895     Winslow, IDA, (Winslow
                               Memorial Hospital), 9.50%,
                               6/1/22                                1,085,393
--------------------------------------------------------------------------------
                                                                  $  4,605,740
--------------------------------------------------------------------------------

Housing -- 5.1%
--------------------------------------------------------------------------------
NR        A         $2,000     Maricopa County, IDA,
                               (Laguna Point Apartments),
                               6.75%, 7/1/19                      $  2,179,380
NR        NR         1,000     Maricopa County, IDA,
                               (National Health
                               Facilities II),
                               6.375%, 1/1/19                        1,016,050
NR        AA         1,000     Phoenix, (Woodstone and
                               Silver Springs
                               Apartments), (Asset
                               Guaranty), 6.25%, 4/1/23              1,050,440
NR        AAA        1,000     Tempe, IDA, (Quadrangle
                               Village Apartments),
                               6.25%, 6/1/26                         1,064,680
--------------------------------------------------------------------------------
                                                                  $  5,310,550
--------------------------------------------------------------------------------

                       See notes to financial statements

Arizona Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings             Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Industrial Development Revenue -- 12.6%
--------------------------------------------------------------------------------
A1        NR        $1,000     Casa Grande, Pollution
                               Control, (Frito Lay,
                               Inc.), 6.60%, 12/1/10              $  1,105,060
NR        BBB-       2,000     Coconino County, Pollution
                               Control, (Nevada Power
                               Co.), (AMT), 5.80%, 11/1/32           2,034,880
Baa2      BBB-       2,000     Gila County, IDA, (Asarco,
                               Inc.), 5.55%, 1/1/27                  1,979,180
A2        A          1,000     Greenlee County, Pollution
                               Control, (Phelps Dodge
                               Corp.), 5.45%, 6/1/09                 1,058,430
Ba1       BB+          500     Maricopa County, Pollution
                               Control, (Public Service
                               Co.), 5.75%, 11/1/22                    498,150
Baa3      BBB-       4,000     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.25%,
                               6/1/26                                4,295,000
Baa2      AA-        2,000     Yavapai County, IDA,
                               (Citizens Utilities Co.),
                               (AMT), 5.45%, 6/1/33                  2,077,880
--------------------------------------------------------------------------------
                                                                  $ 13,048,580
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.7%
--------------------------------------------------------------------------------
Aaa       AAA       $2,505     Pima County, (Irvington
                               Power), (FGIC), 7.25%,
                               7/15/10                            $  2,801,492
--------------------------------------------------------------------------------
                                                                  $  2,801,492
--------------------------------------------------------------------------------

Insured-General Obligations -- 4.3%
--------------------------------------------------------------------------------
Aaa       AAA       $2,250     Coconino County, Community
                               College, (MBIA), 4.50%,
                               7/1/19                             $  2,147,175
Aaa       AAA        1,000     Puerto Rico, Variable
                               Rate, (FSA), 7/1/20(1)                1,136,250
Aaa       AAA        1,000     Puerto Rico, Variable
                               Rate, (FSA), 7/1/22(1)(2)             1,147,500
--------------------------------------------------------------------------------
                                                                  $  4,430,925
--------------------------------------------------------------------------------

Insured-Hospital -- 12.0%
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Maricopa County,
                               (Samaritan Health),
                               (MBIA), 7.00%, 12/1/16             $  2,578,280
Aaa       AAA        2,000     Maricopa County, Hospital
                               District No. 1, (FGIC),
                               6.125%, 6/1/15                        2,177,780
Aaa       AAA        2,000     Mohave County, (Kingman
                               Regional Medical Center),
                               (FGIC), 6.50%, 6/1/15                 2,178,440
Aaa       AAA        1,000     Pima County, (Carondelet
                               Health Care Corp.),
                               (MBIA), 5.25%, 7/1/12                 1,092,340
Aaa       AAA        1,000     Pima County, (Carondolet
                               Health Care Corp.),
                               (MBIA), 5.25%, 7/1/11                 1,093,180
Aaa       AAA        1,500     Pima County, (Tucson
                               Medical Center), (MBIA),
                               6.375%, 4/1/12                        1,632,435
Aaa       AAA        1,500     Scottsdale, IDA,
                               (Scottsdale Memorial
                               Hospital), (AMBAC),                   1,675,905
                               6.125%, 9/1/17
--------------------------------------------------------------------------------
                                                                  $ 12,428,360
--------------------------------------------------------------------------------

Insured-Housing -- 2.6%
--------------------------------------------------------------------------------
Aaa       AAA       $2,500     Maricopa County, IDA,
                               Multifamily, (National
                               Health Facilities II),
                               (FSA), 5.50%, 1/1/24               $  2,693,175
--------------------------------------------------------------------------------
                                                                  $  2,693,175
--------------------------------------------------------------------------------

Insured-Transportation -- 3.5%
--------------------------------------------------------------------------------
Aaa       AAA       $2,500     Phoenix, Civic Improvement
                               Corp., (FSA), 5.00%, 7/1/25        $  2,505,300
Aaa       AAA        2,500     Puerto Rico Highway and
                               Transportation Authority,
                               (AMBAC), 0.00%, 7/1/16                1,116,650
--------------------------------------------------------------------------------
                                                                  $  3,621,950
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Chandler, Water and Sewer,
                               (FGIC), 6.25%, 7/1/13              $  1,093,610
--------------------------------------------------------------------------------
                                                                  $  1,093,610
--------------------------------------------------------------------------------

Miscellaneous Health Care -- 1.0%
--------------------------------------------------------------------------------
NR        NR        $1,000     Coconino County, IDA,
                               Health Care Insurance,
                               (Guidance Center, Inc.),
                               5.80%, 6/1/11                      $  1,006,790
--------------------------------------------------------------------------------
                                                                  $  1,006,790
--------------------------------------------------------------------------------

Pooled Loans -- 3.7%
--------------------------------------------------------------------------------
Aa2       NR        $2,000     Arizona Educational Loan
                               Marketing Corp., (AMT),
                               6.25%, 6/1/06                      $  2,228,440
A         NR         1,500     Arizona Student Loan
                               Acquisition Authority,
                               (AMT), 7.625%, 5/1/10                 1,659,255
--------------------------------------------------------------------------------
                                                                  $  3,887,695
--------------------------------------------------------------------------------

                       See notes to financial statements

Arizona Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings             Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.9%
--------------------------------------------------------------------------------
NR        AAA       $2,000     Puerto Rico Infrastructure
                               Financing Authority,
                               7.01%, 7/1/28(1)                   $  2,009,840
--------------------------------------------------------------------------------
                                                                  $  2,009,840
--------------------------------------------------------------------------------

Water and Sewer -- 8.0%
--------------------------------------------------------------------------------
Aa1       AA+       $2,000     Arizona Wastewater
                               Management Authority,
                               6.80%, 7/1/11                      $  2,226,280
A1        AA-        1,000     Central Arizona Water
                               Conservation District,
                               5.50%, 11/1/09                        1,123,030
Aa3       A          1,500     Phoenix, Civic Improvement
                               Corp., 4.75%, 7/1/23                  1,462,890
Aa1       AA         2,500     Scottsdale, Water and
                               Sewer Revenue, 4.50%,
                               7/1/20                                2,376,125
A1        A+         1,000     Tuscon, Water Systems,
                               6.50%, 7/1/16                         1,080,990
--------------------------------------------------------------------------------
                                                                  $  8,269,315
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $93,999,691)                                 $103,654,933
--------------------------------------------------------------------------------
AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 27.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 4.4% to 8.2% of total investments.

(1) Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                        See notes to financial statements

Colorado Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
NR        BBB       $  500     Guam Power Authority,
                               6.625%, 10/1/14                    $   554,945
--------------------------------------------------------------------------------
                                                                  $   554,945
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 6.4%
--------------------------------------------------------------------------------
Aaa       NR        $1,500     Dawson Ridge, Metropolitan
                               District #1, Escrowed to
                               Maturity, 0.00%, 10/1/22           $   428,850
Aaa       NR         3,000     Dawson Ridge, Metropolitan
                               District #1, Escrowed to
                               Maturity, 0.00%, 10/1/22               857,700
Baa1      BBB+       1,185     Denver, City And County
                               Airport Revenue,
                               Prerefunded to 11/15/02,
                               (AMT), 6.75%, 11/15/22               1,290,240
--------------------------------------------------------------------------------
                                                                  $ 2,576,790
--------------------------------------------------------------------------------

Hospital -- 25.4%
--------------------------------------------------------------------------------
NR        NR        $  900     Colorado Health Facilities
                               Authority, (Cleo Wallace
                               Center), 7.00%, 8/1/15             $   940,554
NR        NR           650     Colorado Health Facilities
                               Authority, (National Jewish
                               Center For Immunology),
                               6.875%, 2/15/12                        722,215
Baa1      NR         2,000     Colorado Health Facilities
                               Authority, (Parkview
                               Memorial Hospital), 6.125%,
                               9/1/25                               2,116,800
Baa       BBB        2,050     Colorado Health Facilities
                               Authority, (Rocky Mountain
                               Adventist Healthcare),
                               6.625%, 2/1/13(1)                    2,197,804
NR        NR           600     Colorado Health Facilities
                               Authority, (Steamboat
                               Springs Health),
                               5.00%, 9/15/03                         617,352
NR        NR           500     Colorado Health Facilities
                               Authority, (Steamboat
                               Springs Health),
                               5.30%, 9/15/09                         502,390
NR        BBB        2,000     Colorado Health Facilities
                               Authority, (Vail Valley
                               Medical Center),
                               6.60%, 1/15/20                       2,147,059
Baa2      BBB        1,000     Denver, Health and Hospital
                               Authority, (Denver Health
                               Medical Center), 5.375%,
                               12/1/28                              1,000,490
--------------------------------------------------------------------------------
                                                                  $10,244,664
--------------------------------------------------------------------------------

Housing -- 15.3%
--------------------------------------------------------------------------------
A3        A         $1,000     Colorado HFA, 5.35%, 11/1/16       $ 1,032,510
Aa        AA           500     Colorado HFA, MFMR, (AMT),
                               6.40%, 10/1/27                         540,535
Aa2       NR           420     Colorado HFA, Single Family
                               Access Program, 8.00%,
                               12/1/24                                460,131
Aa2       NR         1,000     Colorado HFA, Single Family
                               Housing, (AMT), 7.55%,
                               11/1/27                              1,142,890
Aa2       NR           410     Colorado HFA, Single Family
                               Housing, (AMT), 7.65%,
                               12/1/25                                457,048
NR        AAA        1,000     Denver, Multifamily
                               Housing, (Lofts), (FHA),
                               (AMT), 6.15%, 12/1/16                1,070,210
NR        NR           400     Lake Creek, (Affordable
                               Housing Corp.),
                               Multifamily, 6.25%, 12/1/23            407,628
NR        AAA        1,000     Lakewood, Multifamily
                               Housing, FHA Insured
                               Mortgage Loan, (AMT),
                               6.65%, 10/1/25                       1,089,050
--------------------------------------------------------------------------------
                                                                  $ 6,200,002
--------------------------------------------------------------------------------

Industrial Development Revenue -- 11.1%
--------------------------------------------------------------------------------
Baa3      BB+       $2,000     Denver Airport Special
                               Facilities, (United
                               Airlines), (AMT),
                               6.875%, 10/1/32                    $ 2,143,960
A2        NR         1,250     Puerto Rico Industrial,
                               Medical and Environmental
                               Pollution Control Facility
                               Finance Authority,
                               (American Home Products),
                               5.10%, 12/1/18                       1,250,425
Baa3      BBB-       1,000     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                        1,073,750
--------------------------------------------------------------------------------
                                                                  $ 4,468,135
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.2%
--------------------------------------------------------------------------------
Aaa       AAA       $  300     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03(2)                    $   349,875
Aaa       AAA          500     Puerto Rico Telephone
                               Authority, (MBIA), Variable
                               Rate, 1/16/15(2)                       542,500
--------------------------------------------------------------------------------
                                                                  $   892,375
--------------------------------------------------------------------------------

Insured-General Obligations -- 10.8%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Denver, City and County
                               School District #1, (FGIC),
                               5.00%, 12/1/23(3)                  $ 1,004,170
Aaa       AAA        1,750     Eagle, Garfield and Routt
                               Counties, School District
                               No. RE 50J, (FGIC), 6.30%,
                               12/1/12                              1,979,040

                       See notes to financial statements

Colorado Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
-------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $1,160     Highlands Ranch
                               Metropolitan District No.2,
                               (FSA), 6.50%, 6/15/10              $ 1,401,048
--------------------------------------------------------------------------------
                                                                  $ 4,384,258
--------------------------------------------------------------------------------

Insured-Housing -- 2.8%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Thornton, SCA Realty MFMR,
                               (FSA), 7.10%, 1/1/30               $ 1,114,270
--------------------------------------------------------------------------------
                                                                  $ 1,114,270
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.7%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Broomfield Sales and Use
                               Tax, (AMBAC), 6.30%, 12/1/14       $ 1,088,270
--------------------------------------------------------------------------------
                                                                  $ 1,088,270
--------------------------------------------------------------------------------

Insured-Transportation -- 13.6%
--------------------------------------------------------------------------------
Aaa       AAA       $3,500     Colorado Public Highway
                               Authority Revenue, (MBIA),
                               0.00%, 9/1/16                      $ 1,488,655
Aaa       AAA        1,000     Colorado Public Highway
                               Authority Revenue, (MBIA),
                               4.75%, 9/1/23                          971,000
Aaa       AAA          750     Denver, Airport Revenue,
                               (AMT), (MBIA), 5.75%,
                               11/15/15                               812,205
Aaa       AAA        1,000     Denver, Airport Revenue,
                               (FSA), (AMT), 5.00%,
                               11/15/25                               983,250
Aaa       AAA        3,095     Puerto Rico Highway and
                               Transportation Authority,
                               (AMBAC), 0.00%, 7/1/18               1,238,898
--------------------------------------------------------------------------------
                                                                  $ 5,494,008
--------------------------------------------------------------------------------

Senior Living / Life Care -- 1.0%
--------------------------------------------------------------------------------
NR        NR        $  400     Colorado HFA, Revenue
                               Refunding and Improvement,
                               (Volunteers), 5.875%, 7/1/28       $   399,976
--------------------------------------------------------------------------------
                                                                  $   399,976
--------------------------------------------------------------------------------

Transportation -- 4.6%
--------------------------------------------------------------------------------
NR        NR        $  500     Eagle County, (Eagle County
                               Airport Terminal), (AMT),
                               7.50%, 5/1/21                      $   544,020
Baa1      A            250     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/36                          251,583
Baa1      A          1,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/36                        1,072,770
--------------------------------------------------------------------------------
                                                                  $ 1,868,373
--------------------------------------------------------------------------------

Water and Sewer -- 2.7%
--------------------------------------------------------------------------------
NR        NR        $1,000     Cottonwood Water and
                               Sanitation District, 7.75%,
                               12/1/20                            $ 1,082,860
--------------------------------------------------------------------------------
                                                                  $ 1,082,860
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $36,958,252)                                 $40,368,926
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 32.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.
The aggregate percentage insured by financial institutions ranged from 5.8% to 9.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2) Security has been issued as an inverse floater bond.

(3) When-issued security.

                        See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Cogeneration -- 4.9%
--------------------------------------------------------------------------------
NR        BBB+      $8,000     Eastern Connecticut
                               Resource Recovery
                               Authority, (Wheelabrator
                               Lisbon), (AMT), 5.50%,
                               1/1/20                             $  7,978,880
--------------------------------------------------------------------------------
                                                                  $  7,978,880
--------------------------------------------------------------------------------

Education -- 9.7%
--------------------------------------------------------------------------------
NR        BBB-      $4,775     Connecticut HEFA,
                               (Quinnipiac College),
                               6.00%, 7/1/23                      $  5,000,953
Baa3      BBB-       1,000     Connecticut HEFA, (Sacred
                               Heart University), 5.80%,
                               7/1/23                                1,103,860
Ba1       BBB-       5,500     Connecticut HEFA,
                               (University of Hartford),
                               6.80%, 7/1/22                         5,838,800
Aaa       AAA        3,400     Connecticut HEFA, (Yale
                               University), Variable
                               Rate, 6/10/30(1)                      3,880,250
--------------------------------------------------------------------------------
                                                                  $ 15,823,863
--------------------------------------------------------------------------------

Electric Utilities -- 10.1%
--------------------------------------------------------------------------------
Ba3       B+        $1,500     Connecticut State
                               Development Authority,
                               (Western Massachusetts
                               Electric Co.), 5.85%,
                               9/1/28                             $  1,505,610
NR        BBB        3,625     Guam Power Authority,
                               6.30%, 10/1/22                        3,888,030
NR        BBB        1,100     Guam Power Authority,
                               6.625%, 10/1/14                       1,220,879
Baa1      BBB+       4,000     Puerto Rico Electric Power
                               Authority, 4.75%, 7/1/24              3,865,200
Baa1      BBB+       2,500     Puerto Rico Electric Power
                               Authority, 5.00%, 7/1/28              2,490,350
NR        NR         3,220     Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                                3,541,517
--------------------------------------------------------------------------------
                                                                  $ 16,511,586
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.1%
--------------------------------------------------------------------------------
NR        A         $1,000     Connecticut HEFA, (Sacred
                               Heart University),
                               Prerefunded to 7/01/02,
                               6.80%, 7/1/12                      $   1,123,110
NR        AA           650     Connecticut State,
                               Prerefunded to 7/15/00,
                               6.875%, 7/15/10                          697,333
--------------------------------------------------------------------------------
                                                                  $  1,820,443
--------------------------------------------------------------------------------

General Obligations -- 3.3%
--------------------------------------------------------------------------------
Aa3       AA        $1,750     Connecticut State,
                               0.00%, 11/1/09                     $  1,120,315
Aa2       AA         1,270     Danbury, 4.50%, 2/1/14                1,277,582
NR        BBB          500     Guam, 5.40%, 11/15/18                   507,250
Baa1      A          1,065     Puerto Rico, Public
                               Improvement, 0.00%, 7/1/15              494,235
Baa1      A          2,000     Puerto Rico, Public
                               Improvement, 5.00%, 7/1/27            1,992,400
--------------------------------------------------------------------------------
                                                                  $  5,391,782
--------------------------------------------------------------------------------

Hospital -- 9.7%
--------------------------------------------------------------------------------
Baa2      NR        $5,400     Connecticut HEFA, (Griffin
                               Hospital), 5.75%, 7/1/23           $  5,471,064
Baa2      BBB          500     Connecticut HEFA, (Hospital
                               for Special Care), 5.375%,
                               7/1/17                                  499,685
NR        AAA        2,000     Connecticut HEFA, (New
                               Britain Memorial Hospital),
                               7.75%, 7/1/22                         2,309,100
NR        NR         1,100     Connecticut HEFA, (William
                               W. Backus Hospital),
                               6.00%, 7/1/12                         1,203,917
NR        NR         5,780     Connecticut HEFA, (William
                               W. Backus Hospital),
                               6.375%, 7/1/22                        6,395,223
--------------------------------------------------------------------------------
                                                                  $ 15,878,989
--------------------------------------------------------------------------------

Housing -- 5.0%
--------------------------------------------------------------------------------
Aa2       AA        $1,545     Connecticut HFA, MRB,
                               6.35%, 5/15/17                     $  1,657,893
Aa2       AA           210     Connecticut HFA, MRB,
                               6.55%, 11/15/13                         226,632
Aa2       AA         1,515     Connecticut HFA, MRB,
                               6.60%, 11/15/23                       1,632,094
Aa        AA            15     Connecticut HFA, MRB,
                               7.625%, 11/15/17                         15,197
Aa2       AA         4,300     Connecticut HFA, MRB,
                               (AMT), 6.20%, 11/15/22                4,613,341
--------------------------------------------------------------------------------
                                                                  $  8,145,157
--------------------------------------------------------------------------------

Industrial Development Revenue -- 4.6%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Connecticut Development
                               Authority PCR, (Pfizer,
                               Inc.), 6.55%, 2/15/13              $  1,101,880
NR        NR         3,065     Connecticut Development
                               Authority, Airport
                               Facility, (Signature
                               Flight), (AMT), 6.625%,
                               12/1/14                               3,275,228
Ba3       B+         1,500     Connecticut State
                               Development Authority,
                               Pollution Control Revenue,
                               (Connecticut Light and
                               Power), (AMT), 5.95%,
                               9/1/28                                1,505,565

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------------
Baa3      BBB-      $  400     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.25%,
                               6/1/26                             $    429,500
A3        BBB+       1,200     Sprague, Environmental
                               Improvement, (International
                               Paper Co.), (AMT), 5.70%,
                               10/1/21                               1,234,212
--------------------------------------------------------------------------------
                                                                  $  7,546,385
--------------------------------------------------------------------------------

Insured-Education -- 4.3%
--------------------------------------------------------------------------------
Aaa       AAA       $3,000     Connecticut HEFA, (Choate
                               Rosemary College), (MBIA),
                               5.00%, 7/1/27                      $  3,014,430
Aaa       AAA        1,555     Connecticut HEFA, (Choate
                               Rosemary College), (MBIA),
                               6.80%, 7/1/15                         1,804,640
Aaa       AAA        2,000     Connecticut HEFA, (Trinity
                               College), (MBIA), 5.50%,
                               7/1/21                                2,204,020
--------------------------------------------------------------------------------
                                                                  $  7,023,090
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.3%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     New Britain, (MBIA),
                               6.00%, 3/1/12                      $  1,168,220
Aaa       AAA        1,000     Puerto Rico, (MBIA),
                               5.375%, 7/1/25                        1,038,360
--------------------------------------------------------------------------------
                                                                  $  2,206,580
--------------------------------------------------------------------------------

Insured-Hospital -- 7.1%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Connecticut HEFA,
                               (Bridgeport Hospital),
                               (MBIA), 6.625%, 7/1/18             $  1,100,430
Aaa       AAA        1,000     Connecticut HEFA, (Danbury
                               Hospital), (AMBAC),
                               5.375%, 7/1/17                        1,037,250
Aaa       AAA        1,000     Connecticut HEFA,
                               (Hospital of St. Raphael),
                               (AMBAC), 6.50%, 7/1/11                1,215,920
Aaa       AAA        1,500     Connecticut HEFA,
                               (Hospital of St. Raphael),
                               (AMBAC), 6.625%, 7/1/14               1,621,410
Aaa       AAA        2,350     Connecticut HEFA,
                               (Lawrence and Memorial
                               Hospital), (MBIA),
                               5.00%, 7/1/22                         2,335,477
Aaa       AAA        2,000     Connecticut HEFA,
                               (Veterans Memorial Medical
                               Center), (MBIA), 5.375%,
                               7/1/15                                2,121,280
Aaa       AAA        2,000     Connecticut HEFA,
                               (Yale-New Haven Hospital),
                               (MBIA), 6.50%, 7/1/12                 2,189,580
--------------------------------------------------------------------------------
                                                                  $ 11,621,347
--------------------------------------------------------------------------------

Insured-Housing -- 0.2%
--------------------------------------------------------------------------------
NR        AA        $  305     Puerto Rico Housing
                               Finance Corp., (AMBAC),
                               7.50%, 10/1/11                     $    314,775
--------------------------------------------------------------------------------
                                                                  $    314,775
--------------------------------------------------------------------------------

Insured-Transportation -- 5.9%
--------------------------------------------------------------------------------
Aaa       AAA       $8,200     Connecticut State, Airport
                               Revenue, (Bradley
                               International), (FGIC),
                               7.65%, 10/1/12                     $  9,720,772
--------------------------------------------------------------------------------
                                                                  $  9,720,772
--------------------------------------------------------------------------------

Nursing Home -- 13.8%
--------------------------------------------------------------------------------
NR        NR        $1,240     Connecticut Development
                               Authority, (Baptist
                               Homes), 9.00%, 9/1/22              $  1,386,060
A2        NR         7,000     Connecticut Development
                               Authority, Health Care
                               Bonds, (Duncaster), 6.75%,
                               9/1/15                                7,673,540
A1        AA-          720     Connecticut HEFA, (NHP),
                               (Highland View), (AMT),
                               7.00%, 11/1/07                          840,456
A1        AA-        1,305     Connecticut HEFA, (NHP),
                               (Sharon Healthcare),
                               6.25%, 11/1/14                        1,462,031
A1        AA-          655     Connecticut HEFA, (NHP),
                               (St. Camillus), 6.25%,
                               11/1/18                                 725,989
A1        AA-        3,250     Connecticut HEFA, (NHP),
                               (St. Joseph's Manor),
                               6.25%, 11/1/16                        3,644,648
A1        AA-          335     Connecticut HEFA, (NHP),
                               (Wadsworth Glen), (AMT),
                               7.00%, 11/1/07                          391,046
A1        AA-        2,000     Connecticut HEFA, (NHP),
                               (Wadsworth Glen), (AMT),
                               7.50%, 11/1/16                        2,375,280
A1        AA-        3,000     Connecticut HEFA, (NHP),
                               (Windsor), 7.125%, 11/1/14            3,573,180
A1        AA-          500     Connecticut HEFA, (NHP),
                               (Windsor), 7.125%, 11/1/24              595,530
--------------------------------------------------------------------------------
                                                                  $ 22,667,760
--------------------------------------------------------------------------------

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Solid Waste -- 4.4%
--------------------------------------------------------------------------------
A2        NR        $2,500     Bristol Resource Recovery
                               Facility, (Ogden Martin
                               Systems),
                               6.50%, 7/1/14                      $  2,753,925
Baa1      A-         4,250     Connecticut Resources
                               Recovery Authority,
                               (American REF-FUEL Co.),
                               (AMT), 6.45%, 11/15/22                4,536,748
--------------------------------------------------------------------------------
                                                                  $  7,290,673
--------------------------------------------------------------------------------

Special Tax Revenue -- 4.1%
--------------------------------------------------------------------------------
A1        AA-       $3,180     Connecticut State, (STOB),
                               6.125%, 9/1/12                     $  3,745,404
A1        AA-        2,000     Connecticut State, (STOB),
                               6.50%, 10/1/12                        2,449,980
Baa1      A            500     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                           550,540
--------------------------------------------------------------------------------
                                                                  $  6,745,924
--------------------------------------------------------------------------------

Student Loans -- 2.4%
--------------------------------------------------------------------------------
A1        NR        $1,140     Connecticut Higher
                               Education Supplemental
                               Loan Authority Revenue
                               Bonds, (AMT),
                               6.20%, 11/15/09                    $  1,213,313
A1        NR           375     Connecticut Higher
                               Education Supplemental
                               Loan Authority Revenue
                               Bonds, (AMT),
                               7.375%, 11/15/05                        383,306
A1        NR         2,345     Connecticut Higher
                               Education Supplemental
                               Loan Authority Revenue
                               Bonds, (AMT),
                               7.50%, 11/15/10                       2,397,340
--------------------------------------------------------------------------------
                                                                  $  3,993,959
--------------------------------------------------------------------------------

Transportation -- 7.2%
--------------------------------------------------------------------------------
Baa1      A         $1,020     Puerto Rico Highway and
                               Transportation Authority,
                               4.75%, 7/1/38                      $    989,043
Baa1      A-         2,350     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/22                         2,338,673
Baa1      A          3,680     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/38                         3,639,189
Baa1      A          4,465     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                         4,916,322
--------------------------------------------------------------------------------
                                                                  $ 11,883,227
--------------------------------------------------------------------------------

Water and Sewer -- 0.9%
--------------------------------------------------------------------------------
Aaa       AAA       $1,250     Connecticut State, Clean
                               Water Fund, 6.00%, 10/1/12         $  1,474,275
--------------------------------------------------------------------------------
                                                                  $  1,474,275
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $151,365,923)                                $164,039,467
--------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 18.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.
The aggregate percentage by financial institution ranged from 2.5% to 10.3% of total investments.

(1) Security has been issued as an inverse floater bond.

                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Electric Utilities -- 3.3%
--------------------------------------------------------------------------------
NR        BBB       $1,000     Guam Power Authority,
                               6.625%, 10/1/14                    $  1,109,890
Baa1      BBB          500     Michigan South Central
                               Power Agency Supply
                               System, 6.75%, 11/1/10                  538,935
Baa1      BBB+       2,000     Puerto Rico Electric Power
                               Authority, 4.75%, 7/1/24              1,932,600
Baa1      BBB+         365     Puerto Rico Electric Power
                               Authority, 7.125%, 7/1/14               376,684
--------------------------------------------------------------------------------
                                                                  $  3,958,109
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.6%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Lake Orion School
                               District, Prerefunded to
                               5/1/05, (AMBAC), 7.00%,
                               5/1/20                             $  1,186,650
NR        NR         1,770     Michigan Strategic
                               Environmental Research
                               Institute, Prerefunded to
                               8/15/02, 6.375%, 8/15/12              1,942,363
--------------------------------------------------------------------------------
                                                                  $  3,129,013
--------------------------------------------------------------------------------

General Obligations -- 7.0%
--------------------------------------------------------------------------------
Aa2       AA+       $  500     Avondale School District,
                               School Building and Site,
                               6.75%, 5/1/14                      $    537,560
Baa1      BBB+       5,115     Detroit, 6.35%, 4/1/14                5,569,160
Aaa       BBB+         500     Detroit, 6.70%, 4/1/10                  581,390
Aa2       AA+        1,000     Mattawan Consolidated
                               Schools, 6.40%, 5/1/09                1,102,280
Baa1      A            500     Puerto Rico, 0.00%, 7/1/16              219,560
Baa1      A            700     Puerto Rico, 0.00%, 7/1/18              274,939
--------------------------------------------------------------------------------
                                                                  $  8,284,889
--------------------------------------------------------------------------------

Hospital -- 6.5%
--------------------------------------------------------------------------------
NR        BBB       $2,000     Michigan HFA, (Central
                               Michigan Community
                               Hospital), 6.25%, 10/1/27          $  2,119,640
Aa3       AA-          250     Michigan HFA, (Henry Ford
                               Continuing Care Corp.),
                               6.75%, 7/1/11                           271,133
A1        NR         6,000     Michigan HFA, (McLaren
                               Obligated Group), 4.50%,
                               10/15/21                              5,380,919
--------------------------------------------------------------------------------
                                                                  $  7,771,692
--------------------------------------------------------------------------------

Housing-- 1.3%
--------------------------------------------------------------------------------
NR        AA-       $  495     Michigan HDA, Rental
                               Housing, (AMT), 7.15%,
                               4/1/10                             $    531,863
NR        AA+          940     Michigan HDA, SFMR, (AMT),
                               6.20%, 12/1/27                        1,010,697
--------------------------------------------------------------------------------
                                                                  $  1,542,560
--------------------------------------------------------------------------------

Industrial Development Revenue -- 12.4%
--------------------------------------------------------------------------------
Baa1      BBB       $2,000     Dickinson, PCR, (Champion
                               International), 5.85%,
                               10/1/18                            $  2,069,200
NR        B+         1,000     Michigan Strategic Fund,
                               (Crown Paper), (AMT),
                               6.50%, 8/1/21                           909,470
A2        A          3,970     Michigan Strategic Fund,
                               (General Motors Corp.),
                               6.20%, 9/1/20                         4,309,276
NR        BB           110     Michigan Strategic Fund,
                               (KMart Corp.), 6.80%,
                               12/15/07                                116,497
NR        NR         3,000     Michigan Strategic Fund,
                               (S.D. Warren Co.), (AMT),
                               7.375%, 1/15/22                       3,319,020
Baa3      BBB-       2,750     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.25%,
                               6/1/26                                2,952,813
Baa3      BBB-         490     Puerto Rico Port
                               Authority, (American
                               Airlines), (AMT), 6.30%,
                               6/1/23                                  521,154
NR        BB           530     Richmond EDC, (KMart
                               Corp.), 6.625%, 1/1/07                  568,467
--------------------------------------------------------------------------------
                                                                  $ 14,765,897
--------------------------------------------------------------------------------

Insured-Education -- 10.1%
--------------------------------------------------------------------------------
Aaa       AAA       $  675     Central Michigan
                               University, (FGIC), 5.00%,
                               10/1/27                            $    673,427
Aaa       AAA        2,870     Eastern Michigan
                               University, (FGIC), 5.50%,
                               6/1/27                                3,020,503
Aaa       AAA        4,000     Ferris State University,
                               (AMBAC), 5.00%, 10/1/28               3,990,520
Aaa       AAA        2,750     Ferris State University,
                               (MBIA), 5.25%, 10/1/20                2,804,588
Aaa       AAA        1,000     Michigan State
                               University-Grand Valley,
                               (MBIA), 5.25%, 10/1/17                1,034,820
Aaa       AAA          500     Western Michigan
                               University, (AMBAC),
                               6.50%, 7/15/21                          541,585
--------------------------------------------------------------------------------
                                                                  $ 12,065,443
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 4.9%
--------------------------------------------------------------------------------
Aaa       AAA       $  300     Michigan Strategic Fund,
                               (Detroit Edison Co.),
                               (FGIC), 6.95%, 5/1/11              $    375,582

                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Insured-Electric Utilities (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $4,000     Michigan Strategic Fund,
                               (Detroit Edison Co.),
                               (FGIC), 6.95%, 9/1/21              $  4,370,400
Aaa       AAA          550     Monroe County, PCR,
                               (Detroit Edison Co.),
                               (FGIC), (AMT),
                               7.65%, 9/1/20                           592,444
Aaa       AAA          500     Puerto Rico Electric Power
                               Authority, (FSA), 4.75%,
                               7/1/21                                  491,515
--------------------------------------------------------------------------------
                                                                  $  5,829,941
--------------------------------------------------------------------------------

Insured-General Obligations -- 20.6%
--------------------------------------------------------------------------------
Aaa       AAA       $2,000     Detroit School District,
                               (FGIC), 4.75%, 5/1/28              $  1,930,880
Aaa       AAA          500     Detroit, (FGIC), 5.50%,
                               4/1/16                                  528,155
Aaa       AAA        1,000     Grand Ledge School
                               District, (MBIA), 5.375%,
                               5/1/24                                1,032,200
Aaa       AAA        1,900     Holland School District,
                               (AMBAC), 0.00%, 5/1/17                  778,183
Aaa       AAA        2,000     Kalamazoo, (MBIA),
                               5.40%, 5/1/14                         2,193,500
Aaa       AAA        1,000     Lake Shore Public Schools,
                               Macomb County, (FSA),
                               5.50%, 5/1/17                         1,051,690
Aaa       AAA        2,000     Lincoln Park School
                               District, (FGIC), 5.00%,
                               5/1/20                                2,000,520
Aaa       AAA        1,500     Lincoln Park School
                               District, (FGIC), 5.90%,
                               5/1/26                                1,703,805
Aaa       AAA        2,000     Lincon, Consolidated
                               School District, (FSA),
                               5.00%, 5/1/28                         1,992,220
Aaa       AAA        1,000     Michigan State Truck Line,
                               (MBIA), 5.00%, 11/1/26                  997,690
Aaa       AAA        2,410     Okemos Public Schools,
                               (MBIA), 0.00%, 5/1/16                 1,048,808
Aaa       AAA        1,370     Parchment School District,
                               (MBIA), 5.00%, 5/1/25                 1,405,373
Aaa       AAA        4,740     South Redford School
                               District, (FGIC), 5.50%,
                               5/1/22                                5,059,997
Aaa       AAA        2,750     Ypsilanti School District,
                               (FGIC), 5.375%, 5/1/26                2,838,550
--------------------------------------------------------------------------------
                                                                  $ 24,561,571
--------------------------------------------------------------------------------

Insured-Hospital -- 4.2%
--------------------------------------------------------------------------------
Aaa       NR        $  900     Kalamazoo HFA, (Bronson
                               Methodist Hospital),
                               (MBIA), 5.50%, 5/15/28             $    945,945
Aaa       AAA        3,500     Kent HFA, (Butterworth
                               Health System), (MBIA),
                               6.125%, 1/15/16                       4,023,040
--------------------------------------------------------------------------------
                                                                  $  4,968,985
--------------------------------------------------------------------------------

Insured-Housing -- 2.3%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     Michigan HDA, (Parkway
                               Meadows), (FSA), 6.85%,
                               10/15/18                           $    541,280
Aaa       AAA        2,075     Michigan HDA, SFMR,
                               (AMBAC), (AMT), 6.05%,
                               12/1/27                               2,209,377
--------------------------------------------------------------------------------
                                                                  $  2,750,657
--------------------------------------------------------------------------------

Insured-Senior Living / Life Care -- 2.8%
--------------------------------------------------------------------------------
Aaa       AAA       $2,200     Hancock HFA, (Portage
                               Health), (MBIA), 5.45%,
                               8/1/47                             $  2,269,982
Aaa       AAA        1,000     Michigan State HFA,
                               (Midmichigan Obligation
                               Group), (FSA), 5.375%,
                               6/1/27                                1,029,750
--------------------------------------------------------------------------------
                                                                  $  3,299,732
--------------------------------------------------------------------------------

Insured-Transportation -- 3.3%
--------------------------------------------------------------------------------
Aaa       AAA       $4,000     Wayne Charter County,
                               Airport Revenue, Detroit
                               Metropolitan Wayne County
                               Airport, (MBIA),(AMT),
                               5.00%, 12/1/28                     $  3,911,760
--------------------------------------------------------------------------------
                                                                  $  3,911,760
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 4.1%
--------------------------------------------------------------------------------
Aaa       AAA       $5,000     Detroit, City Water Supply
                               System, (FGIC), 4.75%,
                               7/1/19                             $  4,875,350
--------------------------------------------------------------------------------
                                                                  $  4,875,350
--------------------------------------------------------------------------------

Miscellaneous -- 1.3%
--------------------------------------------------------------------------------
NR        NR        $1,500     Pittsfield Township EDC,
                               (Arbor Hospice), 7.875%,
                               8/15/27                            $  1,592,610
--------------------------------------------------------------------------------
                                                                  $  1,592,610
--------------------------------------------------------------------------------

Pooled Loans -- 2.2%
--------------------------------------------------------------------------------
NR        A         $1,825     Michigan Municipal Bond
                               Authority Local Government
                               Loan, 6.75%, 5/1/12                $  2,024,637
NR        A            590     Michigan Municipal Bond
                               Authority Local Government
                               Loan, 6.90%, 5/1/21                     643,377
--------------------------------------------------------------------------------
                                                                  $  2,668,014
--------------------------------------------------------------------------------

Senior Living / Life Care -- 2.2%
--------------------------------------------------------------------------------
NR        BBB       $1,500     Kalamazoo EDC, (Friendship
                               Village), 6.25%, 5/15/27           $  1,587,390

                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------------
NR        NR        $1,000     Michigan HFA,
                               (Presbyterian Village),
                               6.50%, 1/1/25                      $  1,075,410
--------------------------------------------------------------------------------
                                                                  $  2,662,800
--------------------------------------------------------------------------------

Special Tax Revenue -- 8.1%
--------------------------------------------------------------------------------
NR        BBB+      $  250     Battle Creek, Downtown
                               Development Authority Tax
                               Increment, 7.60%, 5/1/16           $    298,755
NR        BBB+       1,315     Battle Creek, Downtown
                               Development Authority Tax
                               Increment, 7.65%, 5/1/22              1,574,555
NR        A          4,300     Detroit, (Convention
                               Facility Cobo Hall
                               Expansion), 5.25%, 9/30/12(1)         4,418,895
NR        A-         3,050     Detroit, Downtown Tax
                               Increment, 0.00%, 7/1/16              1,217,743
NR        A-         2,000     Detroit, Downtown Tax
                               Increment, 0.00%, 7/1/20                632,080
A3        A+         1,500     Detroit, Local Development
                               Finance Authority, 5.375%,
                               5/1/21                                1,548,840
--------------------------------------------------------------------------------
                                                                  $  9,690,868
--------------------------------------------------------------------------------

Water and Sewer -- 0.8%
--------------------------------------------------------------------------------
Aa1       AA+       $1,000     Michigan Municipal Bond
                               Authority, (Clean Water
                               Revolving Fund), 4.75%,
                               10/1/18                            $    984,240
--------------------------------------------------------------------------------
                                                                  $    984,240
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $108,964,494)                                $119,314,131
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 53.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.
The aggregate percentage insured by financial institution ranged from 3.9% to 19.9%.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Assisted Living -- 1.8%
--------------------------------------------------------------------------------
NR        NR        $ 1,000     St. Paul, Housing and
                                Redevelopment, (Care
                                Institute, Inc.-Highland),
                                8.75%, 11/1/24                    $ 1,154,550
--------------------------------------------------------------------------------
                                                                  $ 1,154,550
--------------------------------------------------------------------------------

Education -- 7.3%
--------------------------------------------------------------------------------
A2        NR        $ 1,000     Hopkins, (Blake School),
                                5.50%, 9/1/24                     $ 1,039,830
A3        NR            500     Minnesota Higher Education
                                Facilities Authority, (St.
                                John's University), 5.40%,
                                10/1/22                               518,350
Baa2      NR            500     Minnesota Higher Education
                                Facilities Authority, (St.
                                Mary's College), 6.15%,
                                10/1/23                               524,325
A2        NR          1,100     Minnesota Higher Education
                                Facilities Authority,
                                (University of St.
                                Thomas), 5.40%, 4/1/22              1,142,977
A2        NR          1,510     Minnesota Higher Education
                                Facilities Authority,
                                (University of St.
                                Thomas), 5.40%, 4/1/23              1,555,617
--------------------------------------------------------------------------------
                                                                  $ 4,781,099
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.1%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,700     Minnesota State,
                                Prerefunded to 8/1/02,
                                Variable Rate, 8/1/11(1)          $ 2,006,425
--------------------------------------------------------------------------------
                                                                  $ 2,006,425
--------------------------------------------------------------------------------

General Obligations -- 2.9%
--------------------------------------------------------------------------------
Aaa       AAA       $   200     Minneapolis and St. Paul,
                                Airports Commission,
                                (AMT), 6.60%, 1/1/09              $   215,228
Aaa       AAA           300     Minneapolis and St. Paul,
                                Airports Commission,
                                (AMT), 6.60%, 1/1/10                  322,413
Aaa       AAA         1,000     Minnesota State, (Duluth
                                Airport), (AMT), 6.25%,
                                8/1/14                              1,111,730
A1        AA-           200     St. Cloud, Variable
                                Rate, 8/1/13(1)                       227,750
--------------------------------------------------------------------------------
                                                                  $ 1,877,121
--------------------------------------------------------------------------------

Hospital -- 15.5%
--------------------------------------------------------------------------------
Baa1      A-        $ 1,250     Minneapolis and St. Paul,
                                Housing and Redevelopment
                                Authority, (Group Health
                                Plan, Inc.), 6.75%, 12/1/13       $ 1,355,500
Baa1      A-            250     Minneapolis and St. Paul,
                                Housing and Redevelopment
                                Authority, (Group Health
                                Plan, Inc.), 6.90%, 10/15/22          273,045
NR        BBB+        2,120     Red Wing Health Care
                                Facilities, (River Region
                                Obligation Group), 6.50%,
                                9/1/22                              2,276,308
NR        AA+         1,000     Rochester Health Care
                                Facilities, (Mayo Clinic),
                                5.50%, 11/15/27                     1,054,110
NR        AA+         2,200     Rochester Health Care
                                Facilities, (Mayo Clinic),
                                (AMT), Variable
                                Rate, 11/15/15(1)                   2,560,249
Ba1       BBB         2,440     St. Paul, Housing and
                                Redevelopment Authority,
                                (Healtheast), 6.625%,
                                11/1/17                             2,545,384
--------------------------------------------------------------------------------
                                                                  $10,064,596
--------------------------------------------------------------------------------

Housing -- 13.4%
--------------------------------------------------------------------------------
NR        AAA       $   300     Coon Rapids, Multifamily
                                Housing, (Browns Meadow),
                                (FHA), (AMT), 6.85%, 8/1/33       $   317,631
Aaa       NR            500     Little Canada, Facilities
                                Revenue, (Cedars Lakeside)
                                (GNMA), 5.90%, 8/1/20                 532,255
Aaa       NR            500     Little Canada, Facilities
                                Revenue, (Cedars Lakeside)
                                (GNMA), 5.95%, 2/1/32                 530,165
NR        AAA            80     Minneapolis and St. Paul,
                                Housing Finance Board,
                                SFM, (GNMA), (AMT), 7.30%,
                                8/1/31                                 84,301
Aa2       AA+         3,930     Minnesota HFA, SFMR,
                                (AMT), 6.50%, 1/1/26                4,160,297
Aa        NR          1,250     St. Louis Park, (Knollwood
                                Apartments), (FHA),
                                6.25%, 12/1/28                      1,344,463
Aaa       NR          1,685     St. Paul, Housing and
                                Redevelopment Authority,
                                (Cliffe Apartments),
                                (GNMA), 6.00%, 1/1/31               1,783,876
--------------------------------------------------------------------------------
                                                                  $ 8,752,988
--------------------------------------------------------------------------------

Industrial Development Revenue -- 8.3%
--------------------------------------------------------------------------------
NR        A-        $ 1,000     Cloquet PCR, (Potlach
                                Corp.), 5.90%, 10/1/26            $ 1,061,580

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------------
NR        A-        $   750     Minneapolis, Community
                                Development Agency,
                                6.00%, 6/1/11                     $   795,308
NR        A-            100     Minneapolis, Community
                                Development Agency,
                                7.35%, 12/1/09                        108,850
NR        A-          1,250     Minneapolis, Community
                                Development Agency,
                                7.40%, 12/1/21                      1,378,013
NR        A-          1,605     Minneapolis, Community
                                Development Agency, (AMT),
                                6.80%, 12/1/24                      1,756,368
NR        A-            300     Minneapolis, Community
                                Development Agency,
                                (Firemans Ins.), 6.40%,
                                12/1/04                               308,409
--------------------------------------------------------------------------------
                                                                  $ 5,408,528
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 20.5%
--------------------------------------------------------------------------------
Aaa       AAA       $ 3,150     Northern Minnesota
                                Municipal Power Agency,
                                (AMBAC), 4.75%, 1/1/20            $ 3,102,655
Aaa       AAA         1,050     Northern Minnesota
                                Municipal Power Agency,
                                (AMBAC), 5.30%, 1/1/21              1,085,606
Aaa       AAA           700     Northern Minnesota
                                Municipal Power Agency,
                                (FSA), 5.40%, 1/1/16                  746,354
Aaa       AAA         3,000     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 10/1/21              1,018,290
Aaa       AAA        10,000     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/25               2,758,899
Aaa       AAA         9,880     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/26               2,593,697
Aaa       AAA         4,800     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/27               1,198,992
Aaa       AAA           300     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), (AMT), Variable
                                Rate, 1/1/18(1)(2)                    333,750
Aaa       AAA           510     Western Minnesota
                                Municipal Power Agency,
                                (MBIA), 5.50%, 1/1/15                 510,944
--------------------------------------------------------------------------------
                                                                  $13,349,187
--------------------------------------------------------------------------------

Insured-General Obligations -- 2.3%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,330     St. Francis, Independent
                                School District No. 15,
                                (FGIC), 6.35%, 2/1/12             $ 1,528,064
--------------------------------------------------------------------------------
                                                                  $ 1,528,064
--------------------------------------------------------------------------------

Insured-Hospital -- 3.7%
--------------------------------------------------------------------------------
Aaa       AAA       $   100     Minneapolis and St. Paul,
                                Housing and Redevelopment
                                Authority, (Health One),
                                (MBIA), 7.40%, 8/15/11            $   107,704
Aaa       AAA           250     Minneapolis, Hospital
                                Revenue, (Fairview
                                Hospital), (MBIA),
                                6.50%, 1/1/11                         271,845
Aaa       AAA           450     Minnesota Agricultural and
                                Economic Development,
                                (Fairview Hospital),
                                (MBIA), 5.75%, 11/15/26               483,885
Aaa       AAA           450     Plymouth, Health
                                Facilities, (Westhealth),
                                (CGIC), 6.25%, 6/1/16                 501,692
Aaa       AAA         1,000     St. Louis Park, Health
                                Care Facilities, (AMBAC),
                                Variable Rate, 7/1/13(1)            1,051,250
--------------------------------------------------------------------------------
                                                                  $ 2,416,376
--------------------------------------------------------------------------------

Insured-Housing -- 2.6%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,500     SCA MFMR Receipts,
                                Burnsville, (FSA), 7.10%,
                                1/1/30                            $ 1,671,405
--------------------------------------------------------------------------------
                                                                  $ 1,671,405
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 4.9%
--------------------------------------------------------------------------------
Aaa       AAA       $ 3,000     St. Paul, Housing and
                                Redevelopment Authority,
                                (Civic Center), (MBIA),
                                5.45%, 11/1/13                    $ 3,218,009
--------------------------------------------------------------------------------
                                                                  $ 3,218,009
--------------------------------------------------------------------------------

Insured-Transportation -- 0.7%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     Puerto Rico Highway and
                                Transportation Authority,
                                (AMBAC), 0.00%, 7/1/16            $   446,660
--------------------------------------------------------------------------------
                                                                  $   446,660
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 3.5%
--------------------------------------------------------------------------------
A3        NR        $   350     Cambridge EDA, 6.25%,
                                2/1/14                            $   376,796
NR        AA          1,770     Hennepin County, 6.80%,
                                5/1/17                              1,932,238
--------------------------------------------------------------------------------
                                                                  $ 2,309,034
--------------------------------------------------------------------------------

Miscellaneous -- 1.6%
--------------------------------------------------------------------------------
NR        NR        $ 1,000     Red Lake Band of Chippewa
                                Indians, 6.25%, 8/1/13            $ 1,013,820
--------------------------------------------------------------------------------
                                                                  $ 1,013,820
--------------------------------------------------------------------------------

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Nursing Home -- 2.8%
--------------------------------------------------------------------------------
NR        NR        $ 1,000     Columbia Heights,
                                Multifamily, (Crest View),
                                6.00%, 3/1/33                     $ 1,019,570
NR        NR            800     Minneapolis, (Walker
                                Methodist Senior
                                Services), 6.00%, 11/15/28            812,768
--------------------------------------------------------------------------------
                                                                  $ 1,832,338
--------------------------------------------------------------------------------

Solid Waste -- 0.7%
--------------------------------------------------------------------------------
Aa3       AA-       $   450     Anoka County, Solid Waste
                                Disposal, National Rural
                                Utility, (AMT), 6.95%,
                                12/1/08                           $   477,999
--------------------------------------------------------------------------------
                                                                  $   477,999
--------------------------------------------------------------------------------

Transportation -- 4.4%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,500     Minneapolis and St. Paul,
                                Metropolitan Apartments
                                Commerce, (AMT), 4.50%,
                                1/1/15                            $ 1,470,705
Baa1      A           1,000     Puerto Rico Highway and
                                Transportation Authority,
                                4.75%, 7/1/38                         969,650
Baa1      A             400     Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36                         402,532
--------------------------------------------------------------------------------
                                                                  $ 2,842,887
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $58,787,913)                                 $65,151,086
--------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 34.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 19.2% of total investments.

(1) Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Assisted Living -- 2.5%
--------------------------------------------------------------------------------
 NR       NR     $3,750    New Jersey EDA,
                           (Chelsea at East
                           Brunswick), (AMT),
                           8.25%, 10/1/20                   $ 4,171,275
 NR       NR      3,630    New Jersey EDA,
                           (Forsgate), (AMT),
                           8.625%, 6/1/25                     4,198,603
--------------------------------------------------------------------------------
                                                            $ 8,369,878
--------------------------------------------------------------------------------

Cogeneration -- 4.7%
--------------------------------------------------------------------------------
 NR       BBB-   $1,725    New Jersey EDA,
                           (Trigen Trenton),
                           (AMT), 6.20%, 12/1/07            $ 1,823,377
 NR       BB+    12,750    New Jersey EDA,
                           (Vineland
                           Cogeneration), (AMT),
                           7.875%, 6/1/19                    13,853,129
--------------------------------------------------------------------------------
                                                            $15,676,506
--------------------------------------------------------------------------------

Education -- 2.2%
--------------------------------------------------------------------------------
 Aaa      AAA    $1,000    New Jersey Educational
                           Facilities Authority,
                           (Princeton
                           Theological), 5.00%,
                           7/1/22                           $ 1,006,830
 Baa1     A-      2,480    New Jersey Educational
                           Facilities Authority,
                           (Seton Hall Univ.),
                           7.00%, 7/1/21                      2,666,670
 NR       NR      8,800    New Jersey Higher
                           Educational Student
                           Loan Bonds, (AMT),
                           0.00%, 7/1/10                      3,661,944
--------------------------------------------------------------------------------
                                                            $ 7,335,444
--------------------------------------------------------------------------------

Electric Utilities -- 3.9%
--------------------------------------------------------------------------------
 NR       BBB    $3,000    Guam Power Authority,
                           6.75%, 10/1/24                   $ 3,348,150
 NR       A+      6,000    New Jersey EDA, (AMT),
                           5.45%, 4/1/28                      5,980,380
 Baa1     BBB+    6,500    Puerto Rico Electric
                           Power Authority,
                           0.00%, 7/1/17                      2,688,530
 Baa1     BBB+    2,000    Puerto Rico Electric
                           Power Authority,
                           0.00%, 7/1/17                        827,240
--------------------------------------------------------------------------------
                                                            $12,844,300
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.8%
--------------------------------------------------------------------------------
 NR       NR     $  615    New Jersey EDA,
                           (Cadbury Corp.),
                           Prerefunded to 7/1/01,
                           7.50%, 7/1/21                    $   688,978
 NR       NR      2,000    New Jersey EDA,
                           (Cadbury Corp.),
                           Prerefunded to 7/1/01,
                           8.00%, 7/1/15                      2,263,620
 NR       NR        300    New Jersey EDA,
                           (Cadbury Corp.),
                           Prerefunded to 7/1/01,
                           8.70%, 7/1/07                        341,565
 NR       NR      7,600    New Jersey Sports and
                           Exposition Authority,
                           (Monmouth Park),
                           Prerefunded to 1/1/05,
                           8.00%, 1/1/25                      9,351,875
--------------------------------------------------------------------------------
                                                            $12,646,038
--------------------------------------------------------------------------------

General Obligations -- 4.2%
--------------------------------------------------------------------------------
 NR       BBB    $9,745    Guam, 5.40%, 11/15/18            $ 9,886,302
 NR       A+      1,500    Hudson County
                           Improvement Authority,
                           6.625%, 8/1/25                     1,643,100
 Aa2      NR      3,000    Mercer County
                           Improvement Authority,
                           0.00%, 4/1/10                      1,846,800
 Baa1     A       1,600    Puerto Rico, 0.00%,
                           7/1/18                               628,432
--------------------------------------------------------------------------------
                                                            $14,004,634
--------------------------------------------------------------------------------

Hospital -- 12.8%
--------------------------------------------------------------------------------
 Ba2      NR     $4,950    Camden County,
                           Improvement Authority
                           Revenue, (Cooper
                           Health System), 6.00%,
                           2/15/27                           $4,450,496
 A3       A-      2,300    New Jersey Health Care
                           Facilities Financing
                           Authority, (Atlantic
                           City Medical Center),
                           6.80%, 7/1/11                      2,535,175
 Baa2     NR      5,875    New Jersey Health Care
                           Facilities Financing
                           Authority, (Deborah
                           Heart and Lung
                           Center),
                           6.30%, 7/1/23                      6,223,094
 Baa1     NR      4,000    New Jersey Health Care
                           Facilities Financing
                           Authority, (Southern
                           Ocean County
                           Hospital),
                           6.25%, 7/1/23                      4,240,640
 Aa2      AAA     9,585    New Jersey Health Care
                           Facilities Financing
                           Authority, (St.
                           Elizabeth's Hospital),
                           6.80%, 8/1/19                     10,408,063
 Baa1     A-      1,250    New Jersey Health Care
                           Facilities, (Capital
                           Health System),
                           5.125%, 7/1/12                     1,258,475
 Baa1     A-      3,500    New Jersey Health Care
                           Facilities, (Capital
                           Health System),
                           5.25%, 7/1/17                      3,505,425
 Baa2     BBB     5,400    New Jersey Health Care
                           Facilities, (Capital
                           Health System),
                           6.00%, 7/1/27                      5,668,542


                        See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1999
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
--------------------------------------------------------------------------------

Hospital (continued)
 Baa1     A-     $1,750    New Jersey Health Care
                           Facilities, (Capital
                           Health Sytem),
                           5.25%, 7/1/27                     $ 1,747,095
 NR       BBB+    2,720    New Jersey Health Care
                           Facilities, (Holy Name
                           Hospital),
                           6.00%, 7/1/25                       2,860,814
--------------------------------------------------------------------------------
                                                             $42,897,819
--------------------------------------------------------------------------------

Housing -- 2.9%
--------------------------------------------------------------------------------
 NR       AAA    $1,000    Guam Housing Corp.,
                           Single Family, 5.75%,
                           9/1/31                            $ 1,092,550
 NR       A+      1,250    New Jersey HFA,
                           7.25%, 11/1/22                      1,322,700
 NR       AAA     2,000    New Jersey HFA,
                           (Presidential Plaza),
                           (FHA), 6.95%, 5/1/13                2,176,600
 NR       AAA     3,700    New Jersey HFA,
                           (Presidential Plaza),
                           (FHA), 7.00%, 5/1/30                4,033,592
 NR       A+      1,000    New Jersey HFA, Rental
                           Housing, (AMT), 7.10%,
                           5/1/22                              1,065,290
--------------------------------------------------------------------------------
                                                             $ 9,690,732
--------------------------------------------------------------------------------

Industrial Development Revenue -- 13.3%
--------------------------------------------------------------------------------
 NR       NR     $4,000    Middlesex County
                           Pollution Control
                           Financing Authority,
                           (Amerada Hess Corp.),
                           6.875%, 12/1/22                   $ 4,337,600
 NR       NR      2,000    Middlesex County
                           Pollution Control
                           Financing Authority,
                           (Amerada Hess Corp.),
                           7.875%, 6/1/22                      2,286,920
 Ba2      BB      1,000    New Jersey EDA,
                           (Continental
                           Airlines), (AMT),
                           5.50%, 4/1/28                       1,006,560
 Aa1      NR      3,000    New Jersey EDA,
                           (Garden State Paper
                           Co.), 7.125%, 4/1/22                3,309,960
 Baa1     BBB+    2,135    New Jersey EDA, (GATX
                           Terminals Corp.),
                           7.30%, 9/1/19                       2,410,287
 NR       NR      3,500    New Jersey EDA,
                           (Glimcher Properties
                           REIT), (AMT),
                           6.00%, 11/1/28                      3,543,785
 NR       NR      5,640    New Jersey EDA, (Holt
                           Hauling), 8.95%,
                           12/15/18                            6,229,380
 NR       NR      1,500    New Jersey EDA, (Holt
                           Hauling), (AMT),
                           7.90%, 3/1/27                       1,693,800
 NR       NR      1,160    New Jersey EDA,
                           (National Association
                           of Accountants),
                           7.65%, 7/1/09                       1,231,247
 NR       NR      2,000    New Jersey EDA, (The
                           Seeing Eye, Inc.),
                           7.30%, 4/1/11                       2,110,160
 Baa3     BBB-    5,100    Port Authority of New
                           York and New Jersey,
                           (Delta Airlines),
                           6.95%, 6/1/08                       5,481,021
 Baa3     BBB-    3,150    Puerto Rico Port
                           Authority, (American
                           Airlines), (AMT),
                           6.25%, 6/1/26                       3,382,313
 Baa3     BBB-    5,550    Puerto Rico Port
                           Authority, (American
                           Airlines), (AMT),
                           6.30%, 6/1/23                       5,902,869
 NR       BBB     1,520    South Jersey
                           Transportation
                           Authority, (Raytheon
                           Aircraft), 6.15%,
                           1/1/22                              1,617,052
--------------------------------------------------------------------------------
                                                             $44,542,954
--------------------------------------------------------------------------------

Insured-Education -- 0.3%
--------------------------------------------------------------------------------
 Aaa      AAA    $  845    New Jersey Educational
                           Facilities Authority,
                           (Seton Hall
                           University), (BIGI),
                           6.85%, 7/1/19                     $   874,702
--------------------------------------------------------------------------------
                                                             $   874,702
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.2%
--------------------------------------------------------------------------------
 Aaa      AAA    $3,815    Middletown Township,
                           Board of Education,
                           (MBIA),
                           5.80%, 8/1/23                     $ 4,108,641
--------------------------------------------------------------------------------
                                                             $ 4,108,641
--------------------------------------------------------------------------------

Insured-Hospital -- 6.0%
--------------------------------------------------------------------------------
 Aaa      NR     $4,250    New Jersey EDA,
                           (Hillcrest Health
                           Services), (AMBAC),
                           0.00%, 1/1/19                     $ 1,601,315
 Aaa      NR      3,000    New Jersey EDA,
                           (Hillcrest Health
                           Services), (AMBAC),
                           0.00%, 1/1/21                       1,018,290
 Aaa      NR     10,620    New Jersey EDA, (St.
                           Barnabas), (MBIA),
                           0.00%, 7/1/26                       2,748,775
 Aaa      AAA     6,000    New Jersey Health Care
                           Facilities Authority,
                           (St. Barnabas Health),
                           (MBIA), 0.00%, 7/1/23               1,800,480
 Aaa      AAA     1,570    New Jersey Health Care
                           Facilities Financing
                           Authority, (Cathedral
                           Health Services)
                           (MBIA),
                           7.25%, 2/15/21                      1,721,128
 Aaa      AAA     2,415    New Jersey Health Care
                           Facilities Financing
                           Authority, (Cathedral
                           Health Services),
                           (MBIA),
                           5.20%, 8/1/15                       2,503,751


                        See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
--------------------------------------------------------------------------------

Insured-Hospital (continued)
--------------------------------------------------------------------------------
 Aaa      AAA    $2,000    New Jersey Health Care
                           Facilities Financing
                           Authority, (Hackensack
                           Medical Center)
                           (FGIC),
                           6.25%, 7/1/21                     $ 2,135,000
 Aaa      AAA     2,150    New Jersey Health Care
                           Facilities, (Virtua
                           Health Issue), (FSA),
                           4.50%, 7/1/28                       2,024,634
 Aaa      AAA     4,680    New Jersey Health Care
                           Finance Revenue, (St.
                           Barnabas Health),
                           (MBIA), 4.75%, 7/1/28               4,532,065
--------------------------------------------------------------------------------
                                                             $20,085,438
--------------------------------------------------------------------------------

Insured-Housing -- 1.2%
--------------------------------------------------------------------------------
 Aaa      AAA    $1,525    New Brunswick, Housing
                           Authority, (Rutgers
                           University), (FGIC),
                           4.625%, 7/1/24                    $ 1,467,569
 Aaa      AAA       770    New Jersey HFA, (AMT),
                           (MBIA), 7.70%, 10/1/29                792,961
 Aaa      AAA     1,550    Pennsauken Township,
                           Housing Finance Corp.,
                           (MBIA),
                           8.00%, 4/1/11                       1,609,985
--------------------------------------------------------------------------------
                                                             $ 3,870,515
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 1.0%
--------------------------------------------------------------------------------
 Aaa      AAA    $2,000    New Jersey EDA,
                           (Educational Testing
                           Service), (MBIA),
                           4.75%, 5/15/25                    $ 1,954,340
 Aaa      AAA     1,150    New Jersey EDA, (New
                           Jersey American Water
                           Co.), (AMT) (FGIC),
                           6.875%, 11/1/34                     1,316,520
--------------------------------------------------------------------------------
                                                             $ 3,270,860
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates
of Participation -- 3.4%
--------------------------------------------------------------------------------
 Aaa      AAA    $3,900    Atlantic County,
                           Public Facilities
                           Lease Agreement,
                           (FGIC),
                           6.00%, 3/1/13                     $ 4,543,149
 Aaa      AAA     2,500    Hudson County
                           Improvement Authority,
                           Secondary Yield Curve
                           Notes, (FGIC) Variable
                           Rate, 12/1/25(1)(2)                 3,041,250
 Aaa      AAA     1,750    Hudson County,
                           Correctional Facility,
                           (MBIA),
                           6.50%, 12/1/11                      1,910,948
 Aaa      AAA     1,800    Middlesex County,
                           Certificates of
                           Participation, (MBIA),
                           6.125%, 2/15/19                     2,018,088
--------------------------------------------------------------------------------
                                                             $11,513,435
--------------------------------------------------------------------------------

Insured-Transportation -- 7.9%
--------------------------------------------------------------------------------
 Aaa      AAA    $3,240    Delaware River Port
                           Authority, PA and NJ,
                           (MBIA), 5.00%, 1/1/26             $ 3,258,760
 Aaa      AAA     3,500    New Jersey State
                           Transportation
                           Authority, (FSA),
                           4.50%, 6/15/19                      3,353,315
 NR       AAA     5,000    New Jersey Turnpike
                           Authority, "RITES"
                           (MBIA), Variable
                           Rate, 1/1/16(1)                     7,175,850
 Aaa      AAA     9,285    New Jersey Turnpike
                           Authority, (MBIA),
                           6.50%, 1/1/16                      11,337,077
 Aaa      AAA     1,000    New Jersey Turnpike
                           Authority, (MBIA),
                           6.50%, 1/1/16                       1,221,010
--------------------------------------------------------------------------------
                                                             $26,346,012
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.2%
--------------------------------------------------------------------------------
 Aaa      AAA    $1,000    Jersey City Municipal
                           Utilities Authority,
                           (FSA),
                           5.25%, 12/1/12                    $ 1,091,150
 Aaa      AAA     2,500    Middlesex County,
                           Utilities Authority,
                           (MBIA), Variable
                           Rate, 8/15/10                       2,976,375
--------------------------------------------------------------------------------
                                                             $ 4,067,525
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.1%
--------------------------------------------------------------------------------
 Baa1     A      $  720    Atlantic County,
                           Public Facilities
                           Lease Agreement,
                           8.875%, 1/15/14                   $ 1,018,663
 Baa1     A         785    Atlantic County,
                           Public Facilities
                           Lease Agreement,
                           8.875%, 1/15/15                     1,116,207
 A1       NR      1,000    Bedminster Township,
                           Board of Education,
                           7.125%, 9/1/10                      1,093,890
 Aa       AA-     2,000    Mercer County
                           Improvement Authority,
                           (Richard J. Hughes
                           Justice), 6.05%, 1/1/15             2,004,520
 Aa       AA-     1,500    Mercer County
                           Improvement Authority,
                           (Richard J. Hughes
                           Justice), 6.05%, 1/1/16             1,503,330
 Aa       AA-     1,500    Mercer County
                           Improvement Authority,
                           (Richard J. Hughes
                           Justice), 6.05%, 1/1/17             1,503,270
 Aa2      AA-     2,591    New Jersey Building
                           Authority, (Garden
                           State Savings Bonds),
                           0.00%, 6/15/10                      1,580,847
 Aa3      AA-     5,500    New Jersey EDA,
                           Economic Recovery
                           Fund, 0.00%, 3/15/13                2,841,355

                        See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation (continued)
--------------------------------------------------------------------------------
 Aa3      AA-    $1,650    New Jersey EDA, State
                           Contract, 0.00%,                  $  1,046,562
                           9/15/09
--------------------------------------------------------------------------------
                                                             $ 13,708,644
--------------------------------------------------------------------------------

Miscellaneous -- 1.0%
--------------------------------------------------------------------------------
 Aaa      AAA    $3,650    New Jersey Sports and
                           Exposition Authority,
                           (State Contract),
                           (MBIA), 4.50%, 3/1/24             $  3,452,937
--------------------------------------------------------------------------------
                                                             $  3,452,937
--------------------------------------------------------------------------------

Nursing Home -- 1.3%
--------------------------------------------------------------------------------
 NR       NR     $1,385    New Jersey EDA,
                           (Claremont Health
                           System, Inc.),
                           9.10%, 9/1/22                     $  1,559,829
 NR       NR      2,500    New Jersey EDA,
                           (Victoria Health                     2,746,350
                           Corp.), 7.65%, 1/1/14
--------------------------------------------------------------------------------
                                                             $  4,306,179
--------------------------------------------------------------------------------

Senior Living / Life Care -- 0.5%
--------------------------------------------------------------------------------
 NR       NR     $1,480    New Jersey EDA,
                           (Hudson County
                           Occupational Center),
                           6.50%, 7/1/18                     $  1,505,560
--------------------------------------------------------------------------------
                                                             $  1,505,560
--------------------------------------------------------------------------------

Transportation -- 19.1%
--------------------------------------------------------------------------------
 Aa2      NR     $1,750    New Jersey State
                           Transportation Trust
                           Fund, Variable
                           Rate, 6/15/17(1)                  $  1,792,193
 A1       AA-     5,000    Port Authority of New
                           York and New Jersey,
                           5.375%, 3/1/28                       5,450,500
 A1       AA-    19,000    Port Authority of New
                           York and New Jersey,
                           6.125%, 6/1/24                      22,340,009
 A1       AA-     4,750    Port Authority of New
                           York and New Jersey,
                           (AMT),
                           6.25%, 1/15/27                       5,043,313
 NR       NR      5,000    Port Authority of New
                           York and New Jersey,
                           (KIAC),
                           6.75%, 10/1/19                       5,579,150
 Baa1     A       2,500    Puerto Rico Highway
                           and Transportation
                           Authority,
                           4.75%, 7/1/38                        2,424,125
 Baa1     A       6,825    Puerto Rico Highway
                           and Transportation
                           Authority,
                           5.00%, 7/1/36                        6,868,202
 Baa1     A       3,600    Puerto Rico Highway
                           and Transportation
                           Authority,
                           5.00%, 7/1/38                        3,560,076
 Baa1     A       7,825    Puerto Rico Highway
                           and Transportation
                           Authority,
                           5.50%, 7/1/36                        8,394,425
 Baa1     A-      2,500    Puerto Rico Highway
                           and Transportation
                           Authority, (State
                           Infrastructure Bank),
                           5.00%, 7/1/28                        2,490,350
--------------------------------------------------------------------------------
                                                             $ 63,942,343
--------------------------------------------------------------------------------

Water and Sewer -- 1.5%
--------------------------------------------------------------------------------
 A3       A      $4,500    New Jersey EDA,
                           Elizabethtown Water
                           Revenue, (AMT),
                           6.70%, 8/1/21                     $  4,829,805
 Aa2      AA         80    New Jersey Wastewater
                           Treatment Trust,
                           6.875%, 6/15/09                         85,318
 Aa2      AA         20    New Jersey Wastewater
                           Treatment Trust,
                           7.00%, 6/15/10                          21,349
--------------------------------------------------------------------------------
                                                             $  4,936,472
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $300,916,237)                           $333,997,568
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.


The portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 22.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.3% to 15.5% of total investments.


(1) Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.


                        See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Assisted Living -- 4.2%
--------------------------------------------------------------------------------
NR        NR        $ 5,000     Chester IDA, (Senior Life
                                Choice of Kimberton),
                                (AMT), 8.50%, 9/1/25              $  5,720,100
NR        NR          2,680     Chester IDA, (Senior Life
                                Choice of Paoli, L.P.),
                                (AMT), 8.05%, 1/1/24                 2,992,434
NR        NR          5,000     Delaware IDA, (Glen
                                Riddle), (AMT), 8.625%,
                                9/1/25                               5,753,500
--------------------------------------------------------------------------------
                                                                  $ 14,466,034
--------------------------------------------------------------------------------

Cogeneration -- 2.8%
--------------------------------------------------------------------------------
NR        BBB-      $ 9,000     Pennsylvania EDA,
                                (Northampton Generating),
                                (AMT), 6.50%, 1/1/13              $  9,541,079
--------------------------------------------------------------------------------
                                                                  $  9,541,079
--------------------------------------------------------------------------------

Education -- 4.7%
--------------------------------------------------------------------------------
NR        AAA       $ 2,000     Lehigh County General
                                Purpose Authority,
                                (Allentown College of St.
                                Francis), 6.75%,
                                12/15/12(1)                       $  2,171,720
NR        BBB-        1,100     Lehigh County General
                                Purpose Authority, (Cedar
                                Crest College), 6.70%,
                                4/1/26                               1,203,488
Baa3      NR          3,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, (Delaware
                                Valley College of Science
                                and Agriculture), 5.35%,
                                4/15/28                              2,915,160
NR        BBB-        3,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, (Gwynedd-Mercy
                                College), 5.60%, 11/1/22             3,055,020
NR        BBB+        2,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, (Ursinns
                                College), 5.90%, 1/1/27              2,116,100
NR        A-          4,225     Scranton-Lackawanna,
                                (University of Scranton),
                                6.40%, 3/1/07                        4,601,828
--------------------------------------------------------------------------------
                                                                  $ 16,063,316
--------------------------------------------------------------------------------

Electric Utilities -- 2.4%
--------------------------------------------------------------------------------
Baa3      BB-       $   500     Beaver IDA, (Ohio Edison
                                Co.), 7.75%, 9/1/24               $    518,230
Baa1      BBB+        3,250     Delaware IDA,
                                (Philadelphia Electric
                                Co.), 7.375%, 4/1/21                 3,476,915
Baa2      BBB+        4,070     Montgomery IDA,
                                (Philadelphia Electric
                                Co.), (AMT), 7.60%, 4/1/21           4,396,577
--------------------------------------------------------------------------------
                                                                  $  8,391,722
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 6.0%
--------------------------------------------------------------------------------
NR        NR        $ 4,315     Hazelton Luzerne, (Saint
                                Joseph Medical Center),
                                Prerefunded to 7/1/03,
                                8.375%, 7/1/12                    $  5,109,478
Aaa       AAA         5,000     Philadelphia Hospital and
                                Higher Education
                                Authority, (FGIC),
                                Prerefunded to 2/15/04,
                                Variable Rate, 3/6/12(2)             5,406,250
Baa2      NR          4,115     Somerset, (Community
                                Hospital), Prerefunded to
                                3/1/02, 6.75%, 3/1/11                4,497,119
Aaa       AAA         4,845     Westmoreland Municipal
                                Authority, (FGIC),
                                Escrowed to Maturity,
                                0.00%, 8/15/19                       1,735,576
Aaa       AAA         5,400     Westmoreland Municipal
                                Authority, (FGIC),
                                Escrowed to Maturity,
                                0.00%, 8/15/20                       1,875,204
Aaa       AAA         5,780     Westmoreland Municipal
                                Authority, (FGIC),
                                Escrowed to Maturity,
                                0.00%, 8/15/20                       1,961,327
--------------------------------------------------------------------------------
                                                                  $ 20,584,954
--------------------------------------------------------------------------------

General Obligations -- 1.2%
--------------------------------------------------------------------------------
NR        A         $ 3,000     Dauphin, 6.90%, 6/1/26            $  3,253,470
Baa1      A           1,000     Puerto Rico, 4.50%, 7/1/23             937,270
--------------------------------------------------------------------------------
                                                                  $  4,190,740
--------------------------------------------------------------------------------

Hospital -- 10.8%
--------------------------------------------------------------------------------
A3        NR        $ 5,330     Allegheny County HDA,
                                (St. Francis Medical
                                Center), 5.75%, 5/15/27           $  5,558,764
NR        NR          2,000     Allegheny County HDA,
                                (Villa St. Joseph),
                                6.00%, 8/15/28                       1,972,160
NR        AAA         2,270     Allegheny IDA,
                                (Presbyterian Medical
                                Center), 6.75%, 2/1/26               2,532,435
Baa       A           2,000     Dauphin County Hospital
                                Authority, (Community
                                General Osteopathic
                                Hospital), 7.375%, 6/1/16            2,238,560
NR        BBB         1,150     Horizon Hospital Systems
                                Authority, (Horizon
                                Hospital Systems, Inc.),
                                6.35%, 5/15/26                       1,233,686
A         NR          2,670     Indiana County Hospital
                                Authority, (Indiana
                                Hospital), 7.125%, 7/1/23            2,953,260
A3        A           3,250     Lehigh County Hospital
                                Authority, (Muhlenberg
                                Hospital), 6.60%, 7/15/22            3,702,660
NR        B           2,550     Monroeville Hospital
                                Authority, (Forbes Health
                                System), 6.25%, 10/1/15              2,244,000

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------------
Baa2      NR        $ 1,375     Montgomery Hospital
                                Authority, (Montgomery
                                Hospital Medical Center),
                                6.60%, 7/1/10                     $  1,485,784
NR        B             500     Pennsylvania HEFA,
                                (Allegheny General
                                Hospital), 7.25%, 9/1/17               450,000
Ca        CCC         5,625     Philadelphia HEFA,
                                (Graduate Health System),
                                6.625%, 7/1/21                       2,137,500
Ca        CCC         7,115     Philadelphia HEFA,
                                (Graduate Health System),
                                7.25%, 7/1/18                        2,703,700
A3        NR          7,000     Washington County
                                Hospital Authority,
                                (Monongahela Valley
                                Hospital), 6.75%, 12/1/08            7,748,229
--------------------------------------------------------------------------------
                                                                  $ 36,960,738
--------------------------------------------------------------------------------

Housing -- 4.6%
--------------------------------------------------------------------------------
NR        AAA       $ 2,830     Allegheny, SFMR, (Ladies
                                Grand Army), (FHA), 6.35%,
                                10/1/36                           $  3,134,678
Aa2       AA          1,000     Pennsylvania HFA, (AMT),
                                Variable Rate, 10/3/23(2)            1,130,000
Aa2       AA+         2,000     Pennsylvania HFA, SFMR,
                                (AMT), 6.15%, 10/1/27                2,130,560
Aa2       AA+         3,300     Pennsylvania HFA, Single
                                Family, (AMT), 5.50%,
                                4/1/29                               3,388,209
A1        AAA         1,000     Pittsburgh Urban
                                Redevelopment Authority,
                                7.125%, 4/1/15                       1,048,000
Aa2       AAA           265     Pittsburgh Urban
                                Redevelopment Authority,
                                7.45%, 4/1/10                          279,122
Aa2       AAA         3,295     Pittsburgh Urban
                                Redevelopment Authority,
                                (AMT), 7.10%, 4/1/24                 3,610,200
A1        AAA         1,055     Pittsburgh Urban
                                Redevelopment Authority,
                                (AMT), 7.40%, 4/1/24                 1,109,048
--------------------------------------------------------------------------------
                                                                  $ 15,829,817
--------------------------------------------------------------------------------

Industrial Development Revenue -- 18.3%
--------------------------------------------------------------------------------
A3        BBB+      $ 6,450     Butler County IDA, (Witco
                                Corp.), 5.85%, 12/1/23            $  6,720,191
NR        BB          1,005     Clearfield County IDA,
                                (Kmart Corp.), 6.80%,
                                5/15/07                              1,072,606
NR        A           4,000     Franklin County IDA,
                                (Corning, Inc.), 6.25%,
                                8/1/05                               4,551,520
A2        A-         12,000     New Morgan IDA, (New
                                Morgan Landfill), (AMT),
                                6.50%, 4/1/19                       13,004,879
NR        BBB-        9,000     Pennsylvania EDA,
                                (Colver), (AMT), 7.125%,
                                12/1/15                              9,966,509
NR        BBB-        5,000     Pennsylvania EDA,
                                (Colver), (AMT), 7.15%,
                                12/1/18                              5,551,200
Baa3      BBB         4,450     Pennsylvania IDA, (Sun
                                Company), (AMT), 7.60%,
                                12/1/24                              5,074,024
NR        NR          6,500     Philadelphia IDA,
                                (Refrigerated
                                Enterprises), (AMT),                 7,268,105
                                9.05%, 12/1/19
Baa3      BBB-        5,000     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                               5,368,750
Baa3      BBB-        2,800     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.30%,
                                6/1/23                               2,978,024
NR        BB          1,105     Shamokin IDA, (Kmart
                                Corp.), 6.70%, 7/1/07                1,184,195
--------------------------------------------------------------------------------
                                                                  $ 62,740,003
--------------------------------------------------------------------------------

Insured-Education -- 5.0%
--------------------------------------------------------------------------------
Aaa       NR        $ 3,000     Delaware County,
                                (Villanova University),
                                (MBIA), 5.00%, 12/1/28            $  2,992,860
Aaa       AAA         1,805     Northeastern, Hospital
                                and Education Authority,
                                (Wyoming Seminary),
                                (MBIA), 4.75%, 10/1/28               1,742,240
Aaa       AAA         2,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), 7.15%,
                                9/1/21                               2,683,925
Aaa       AAA         1,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 3/1/22(2)                      1,715,625
Aaa       AAA           700     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 9/1/26(2)                        810,250
Aaa       AAA           500     Pennsylvania Higher
                                Educational Facilities,
                                (Drexel University),
                                (MBIA), 4.80%, 5/1/28                  486,550
Aaa       AAA         1,590     Pennsylvania Manor,
                                School District, (FGIC),
                                5.20%, 6/1/16                        1,632,103
Aaa       AAA         2,500     Philadelphia School
                                District, (MBIA), 4.75%,
                                4/1/27                               2,415,100
Aaa       AAA         1,000     State Public School
                                Building Authority,
                                (Westmoreland Community
                                College), (MBIA), 5.25%,
                                10/15/15                             1,064,900

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Insured-Education (continued)
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,750     University of Pittsburgh,
                                (FGIC), 5.125%, 6/1/22            $  1,761,043
--------------------------------------------------------------------------------
                                                                  $ 17,304,596
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.9%
--------------------------------------------------------------------------------
Aaa       AAA       $ 4,000     Beaver IDA, (Ohio Edison
                                Co.), (FGIC), 7.00%,
                                6/1/21                            $  4,349,320
Aaa       AAA        10,000     Beaver IDA, (Ohio Edison
                                Co.), (FGIC), 7.05%,
                                10/1/20                             11,688,799
Aaa       AAA         3,800     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/02(2)             4,298,750
--------------------------------------------------------------------------------
                                                                  $ 20,336,869
--------------------------------------------------------------------------------

Insured-General Obligations -- 9.8%
--------------------------------------------------------------------------------
Aaa       AAA       $ 5,600     Berks, (FGIC), Variable
                                Rate, 11/10/20(2)                 $  6,881,000
Aaa       AAA         2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/20                                 734,697
Aaa       AAA         2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/21                                 697,221
Aaa       AAA         2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/22                                 663,044
Aaa       AAA         2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/23                                 630,537
Aaa       AAA         2,500     Erie School District,
                                (MBIA), 0.00%, 5/1/19                  928,525
Aaa       AAA         2,625     Erie School District,
                                (MBIA), 0.00%, 5/1/20                  924,578
Aaa       AAA         2,625     Erie School District,
                                (MBIA), 0.00%, 5/1/21                  878,194
Aaa       AAA         3,625     Erie School District,
                                (MBIA), 0.00%, 5/1/22                1,153,475
Aaa       AAA         5,000     Hampton Township School
                                District, (FGIC), 5.00%,
                                9/1/27                               4,988,450
Aaa       NR          2,365     Harrisburg, (AMBAC),
                                0.00%, 3/15/17                         962,721
Aaa       AAA         5,175     Hazelton School District,
                                (FGIC), 0.00%, 3/1/21                1,705,007
Aaa       NR          1,000     Hopewell School District,
                                (FSA), 0.00%, 9/1/22                   305,550
Aaa       AAA         7,500     Keystone Oaks School
                                District, (AMBAC),
                                Variable
                                Rate, 9/1/16(2)                      8,831,249
Aaa       AAA         1,430     Mars Area School
                                District, (MBIA), 0.00%,
                                3/1/14                                 701,115
Aaa       AAA           655     Rochester Area School
                                District, (AMBAC), 0.00%,
                                5/1/10                                 401,987
Aaa       NR          1,000     Upper Darby School
                                District, (AMBAC), 5.00%,
                                5/1/19                               1,003,510
Aaa       AAA         1,000     Venango County, (AMBAC),
                                6.30%, 12/1/19                       1,086,410
--------------------------------------------------------------------------------
                                                                  $ 33,477,270
--------------------------------------------------------------------------------

Insured-Hospital -- 6.3%
--------------------------------------------------------------------------------
Aaa       AAA       $ 4,550     Allegheny County HDA,
                                (University of Pittsburg
                                Hospital), (MBIA),
                                5.625%, 4/1/27                    $  4,820,771
Aaa       AAA         3,750     Allegheny County Hospital
                                Authority, (Magee-Womens
                                Hospital), (FGIC),
                                0.00%, 10/1/15                       1,684,013
Aaa       AAA         1,170     Allegheny County,
                                (Children's Hospital of
                                Pittsburgh), (MBIA),
                                6.75%, 7/1/08                        1,224,428
Aaa       AAA         2,500     Armstrong County Hospital
                                Authority, (Saint Francis
                                Health Care), (AMBAC),
                                6.00%, 8/15/08                       2,694,075
Aaa       AAA         1,400     Armstrong County Hospital
                                Authority, (Saint Francis
                                Health Care), (AMBAC),
                                6.25%, 6/1/13                        1,524,054
Aaa       AAA           775     Carbon County Hospital
                                Authority, (Gnaden
                                Memorial Hospital),
                                (AMBAC), 7.00%, 11/15/14               832,846
Aaa       AAA         3,000     Delaware County Hospital
                                Authority, (Riddle
                                Memorial Hospital),
                                (FSA), 5.00%, 1/1/28                 2,974,950
Aaa       AAA           750     Erie County Hospital
                                Authority, (Hamot Health
                                System), (AMBAC), 7.10%,
                                2/15/10                                819,458
Aaa       NR          4,000     Lehigh County Hospital
                                Authority, (Lehigh Valley
                                Health Network), (MBIA),
                                5.00%, 7/1/28                        3,954,240
Aaa       AAA         1,000     Montgomery County HEFA,
                                (Abington Memorial
                                Hospital) (AMBAC),
                                Variable Rate, 7/5/11                1,173,750
--------------------------------------------------------------------------------
                                                                  $ 21,702,585
--------------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 0.3%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     Delaware County,
                                (Philadelphia Water),
                                (AMT), (FGIC),
                                6.35%, 8/15/25                    $  1,118,490
--------------------------------------------------------------------------------
                                                                  $  1,118,490
--------------------------------------------------------------------------------

Insured-Solid Waste -- 2.1%
--------------------------------------------------------------------------------
Aaa       AAA       $ 6,705     Lancaster County, Solid
                                Waste Management
                                Authority Resources
                                Recovery System, (AMBAC),
                                5.375%, 12/15/15                  $  7,060,566
--------------------------------------------------------------------------------
                                                                  $  7,060,566
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 0.9%
--------------------------------------------------------------------------------
Aaa       AAA       $ 3,000     Puerto Rico Financing
                                Authority, (AMBAC),
                                5.00%, 7/1/28                     $  3,013,680
--------------------------------------------------------------------------------
                                                                  $  3,013,680
--------------------------------------------------------------------------------

Insured-Transportation -- 2.2%
--------------------------------------------------------------------------------
Aaa       AAA       $ 2,000     Allegheny County Port
                                Authority, (Pittsburgh
                                International Airport),
                                (MBIA), 5.00%, 1/1/19             $  2,002,240
Aaa       AAA         2,000     Allegheny County Port
                                Authority, (Pittsburgh
                                International Airport),
                                (MBIA), (AMT), 5.25%,
                                1/1/16                               2,063,140
Aaa       AAA         1,000     Pennsylvania Turnpike
                                Commision Oil Franchise,
                                (AMBAC), 4.75%, 12/1/27                967,160
Aaa       AAA         2,500     Southeastern
                                Transportation Authority,
                                (FGIC), 5.375%, 3/1/17               2,614,800
--------------------------------------------------------------------------------
                                                                  $  7,647,340
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.7%
--------------------------------------------------------------------------------
Aaa       AAA       $ 2,500     Philadelphia Water and
                                Wastewater, (CGIC),
                                Variable Rate, 6/15/12(2)         $  2,809,375
Aaa       AAA         3,490     Pittsburgh Water and
                                Sewer Authority, (FGIC),
                                4.75%, 9/1/16                        3,483,683
Aaa       AAA         3,000     Pittsburgh Water and
                                Sewer Authority, (FSA),
                                5.00%, 9/1/19                        3,009,660
--------------------------------------------------------------------------------
                                                                  $  9,302,718
--------------------------------------------------------------------------------

Nursing Home -- 3.3%
--------------------------------------------------------------------------------
NR        NR        $ 1,230     Chartiers Valley IDA,
                                (Beverly Enterprises,
                                Inc.), 5.375%, 6/1/07             $  1,247,614
NR        NR          1,510     Green County, IDA,
                                (Beverly Enterprises,
                                Inc.), 5.75%, 3/1/13                 1,501,272
NR        NR          2,000     Grove City, Area Hospital
                                Health Facilities
                                Authority, (Grove Manor),
                                6.625%, 8/15/29                      2,001,500
NR        NR          3,500     Montgomery IDA,
                                (Advancement of Geriatric
                                Health Care Institute),
                                8.375%, 7/1/23                       3,781,820
NR        NR          1,100     Philadelphia HEFA, (The
                                Philadelphia Protestant
                                Home), 6.50%, 7/1/27                 1,141,250
NR        NR          1,445     Westmoreland County IDA,
                                (Highland Health Systems,
                                Inc.), 9.25%, 6/1/22                 1,630,683
--------------------------------------------------------------------------------
                                                                  $ 11,304,139
--------------------------------------------------------------------------------

Pooled Loans -- 3.2%
--------------------------------------------------------------------------------
NR        A         $ 9,000     Pennsylvania Finance
                                Authority, Beaver County,
                                6.60%, 11/1/09                    $ 10,077,659
NR        AA+           870     Pennsylvania
                                Infrastructure Investment
                                Authority, (Pennvest),
                                6.80%, 9/1/10                          967,910
--------------------------------------------------------------------------------
                                                                  $ 11,045,569
--------------------------------------------------------------------------------

Senior Living / Life Care -- 3.3%
--------------------------------------------------------------------------------
NR        NR        $ 4,050     Delaware County, (White
                                Horse Village), 7.50%,
                                7/1/18                            $  4,443,660
Aaa       BBB+        3,620     Delaware HFA,
                                5.75%, 12/15/22                      3,963,828
Baa2      BBB+        3,060     Hazleton HFA, (Hazelton
                                General Hospital), 5.50%,
                                7/1/27                               3,038,090
--------------------------------------------------------------------------------
                                                                  $ 11,445,578
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $320,429,951)                                $343,527,803
--------------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 38.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.1% to 14.7%.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2) Security has been issued as an inverse floater bond.

                       See notes to financial statements

Texas Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                           Value
--------------------------------------------------------------------------------

Assisted Living -- 3.3%
--------------------------------------------------------------------------------
NR        NR        $  500     Bell County, Health
                               Facilities, (Care
                               Institute, Inc., Texas),
                               9.00%, 11/1/24                     $   572,150
--------------------------------------------------------------------------------
                                                                  $   572,150
--------------------------------------------------------------------------------

Education -- 1.5%
--------------------------------------------------------------------------------
A         NR        $  240     Brazos, Higher Education
                               Authority, (AMT), 6.50%,
                               6/1/04                             $   255,338
--------------------------------------------------------------------------------
                                                                  $   255,338
--------------------------------------------------------------------------------

Electric Utilities -- 2.8%
--------------------------------------------------------------------------------
Aa1       AA        $  500     San Antonio, Electric and
                               Natural Gas Revenue, 4.50%,
                               2/1/21                             $   471,640
--------------------------------------------------------------------------------
                                                                  $   471,640
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.8%
--------------------------------------------------------------------------------
NR        NR        $  200     Bexar County, Health
                               Facilities, (St. Luke's
                               Lutheran), Escrowed to
                               Maturity, 7.00%, 5/1/21            $   256,316
Baa1      BBB          185     Gulf Coast Waste Disposal
                               Authority, (Champion
                               International), (AMT),
                               Prerefunded to 04/01/02,
                               7.25%, 4/1/17                          208,036
Aaa       AAA          150     Texas National Research Lab
                               Super Collider, Escrowed to
                               Maturity, 6.95%, 12/1/12               183,242
--------------------------------------------------------------------------------
                                                                  $   647,594
--------------------------------------------------------------------------------

General Obligations -- 15.8%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Bastrop, Independent School
                               District, (PSF), 0.00%,
                               2/15/13                            $   518,630
NR        NR           500     Leander, 6.75%, 8/15/16                590,405
Aaa       NR         1,000     New Braunfels Independent
                               School District, (PSF),
                               0.00%, 2/1/13                          519,570
Aa2       AA           690     Texas Veterans' Housing
                               Assistance U.T., (AMT),
                               6.70%, 12/1/24                         741,778
Aa2       AA           305     Texas Veterans' Housing
                               Assistance U.T., (AMT),
                               6.80%, 12/1/23                         329,281
--------------------------------------------------------------------------------
                                                                  $ 2,699,664
--------------------------------------------------------------------------------

Hospital -- 7.2%
--------------------------------------------------------------------------------
NR        BBB+      $  170     Denison Hospital Authority,
                               (Texoma Medical Center),
                               7.10%, 8/15/99                     $   173,400
NR        BBB+         330     Denison Hospital Authority,
                               (Texoma Medical Center),
                               7.10%, 8/15/04                         367,016
A3        NR           100     Harris County, Hospital
                               District, (Memorial),
                               7.125%, 6/1/15                         113,052
Aaa       NR           500     Tarrant County, (Methodist
                               Health System), 6.00%,
                               9/1/24                                 573,485
--------------------------------------------------------------------------------
                                                                  $ 1,226,953
--------------------------------------------------------------------------------

Housing -- 23.6%
--------------------------------------------------------------------------------
NR        AAA       $   80     Bexar County, HFC, 8.10%,
                               3/1/24                             $    84,450
NR        AAA          500     Dallas, HFC, (GNMA),
                               7.95%, 12/1/23                         526,425
NR        AAA          150     North Central County, HFC,
                               (GNMA), 7.875%, 10/1/22                157,454
Aaa       AAA          500     Texas Department of Housing
                               and Community Affairs, (AMT),
                               5.50%, 1/1/21(1)                       508,655
NR        AAA          500     Texas Department of Housing
                               and Community Affairs,
                               (Meadow Ridge Apartments),
                               (AMT), 5.55%, 8/1/30                   516,320
NR        A            500     Texas Department of Housing
                               and Community Affairs, (NHP
                               Foundation-Asmara), 6.40%,
                               1/1/27                                 540,385
NR        AAA          500     Texas Department of Housing
                               and Community Affairs,
                               (Pebble Brook Apartments),
                               (AMT), 5.50%, 12/1/18                  518,025
NR        A            500     Travis County HFC, (Travis
                               Station Apartments), 6.75%,
                               4/1/19                                 542,135
NR        AAA          605     Travis County, HFC, (GNMA)
                               (FNMA), 7.05%, 12/1/25                 646,158
--------------------------------------------------------------------------------
                                                                  $ 4,040,007
--------------------------------------------------------------------------------

Industrial Development Revenue -- 14.4%
--------------------------------------------------------------------------------
Baa2      BBB-      $  505     Alliance Airport Authority,
                               (American Airlines), (AMT),
                               7.50%, 12/1/29                     $   541,784
Baa1      BBB          265     Gulf Coast Waste Disposal
                               Authority, (Champion
                               International), (AMT),
                               7.25%, 4/1/17                          286,836
A2        A+         1,000     Port Corpus Christi,
                               (Hoechst Celanese Corp.),
                               (AMT), 6.875%, 4/1/17                1,083,200
NR        A            500     Trinity River Authority,
                               (Texas Instruments), (AMT),
                               6.20%, 3/1/20                          545,760
--------------------------------------------------------------------------------
                                                                  $ 2,457,580
--------------------------------------------------------------------------------

                       See notes to financial statements

Texas Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
------------------  Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 11.9%
--------------------------------------------------------------------------------
Aaa       AAA       $1,000     Austin, Combined Utility,
                               (AMBAC), 6.75%, 11/15/12(2)        $ 1,247,500
Aaa       AAA          500     Brazos River Authority
                               Texas Revenue, (Houston
                               Lighting and Power Co.),
                               (AMBAC), (AMT), 5.05%,
                               11/1/18                                509,070
Aaa       AAA          500     Lower Colorado River
                               Authority Junior Lien,
                               (FGIC), 0.00%, 1/1/12                  276,755
--------------------------------------------------------------------------------
                                                                  $ 2,033,325
--------------------------------------------------------------------------------

Insured-Hospital -- 6.5%
--------------------------------------------------------------------------------
Aaa       AAA       $  500     Harris County, HFC,
                               (Hermann Hospital), (MBIA),
                               6.375%, 10/1/24                    $   571,485
Aaa       AAA          500     Tyler County, HFC, (Mother
                               Frances Hospital), (FGIC),
                               6.50%, 7/1/22                          549,085
--------------------------------------------------------------------------------
                                                                  $ 1,120,570
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 1.6%
--------------------------------------------------------------------------------
NR        BBB-      $  250     Rio Grande, Independent
                               School District Lease,
                               6.75%, 7/15/10                     $   275,995
--------------------------------------------------------------------------------
                                                                  $   275,995
--------------------------------------------------------------------------------

Nursing Home -- 3.0%
--------------------------------------------------------------------------------
Aa        NR        $  475     Port Arthur, Health
                               Facilities, (FHA), 6.50%,
                               8/1/24                             $   512,373
--------------------------------------------------------------------------------
                                                                  $   512,373
--------------------------------------------------------------------------------

Special Tax Revenue -- 2.9%
--------------------------------------------------------------------------------
NR        AAA       $  500     Puerto Rico, Infrastructure
                               Financing Authority,
                               Variable Rate, 7/1/28(3)           $   502,460
--------------------------------------------------------------------------------
                                                                  $   502,460
--------------------------------------------------------------------------------

Transportation -- 1.7%
--------------------------------------------------------------------------------
NR        NR        $  250     Abia Dev. Corp., (Austin
                               Cargoport), 9.25%, 10/1/21         $   286,050
--------------------------------------------------------------------------------
                                                                  $   286,050
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $15,541,558)                                 $17,101,699
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

HFC - Housing Finance Corporation

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 18.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 3.2% to 6.9% of total investments.

(1) When-issued security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3) Security has been issued as an inverse floater bond.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities


As of January 31, 1999


                                                 Arizona Portfolio  Colorado Portfolio  Connecticut Portfolio  Michigan Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                 $ 93,999,691         $ 36,958,252         $151,365,923         $108,964,494
    Unrealized appreciation                            9,655,242            3,410,674           12,673,544           10,349,637
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value                               $103,654,933         $ 40,368,926         $164,039,467         $119,314,131
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                $        462         $  1,046,101         $  2,546,238         $  1,097,128
Receivable for investments sold                               --               50,655                   --                   --
Interest receivable                                      963,044              507,780            1,756,580            1,650,881
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                        $104,618,439         $ 41,973,462         $168,342,285         $122,062,140
----------------------------------------------------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities                  $         --         $    988,856         $         --         $         --
Demand note payable                                       37,000                   --                   --                   --
Payable for daily variation margin on open                    --                   --                   --                3,188
    financial futures contracts
Payable to affiliate for Trustees' fees                       --                   19                  192                   --
Other accrued expenses                                    10,213               11,030               20,636               10,813
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   $     47,213         $    999,905         $     20,828         $     14,001
----------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest
    in Portfolio                                    $104,571,226         $ 40,973,557         $168,321,457         $122,048,139
----------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                     $ 94,915,984         $ 37,562,883         $155,647,913         $111,711,881
Net unrealized appreciation (computed on the
    basis of identified cost)                          9,655,242            3,410,674           12,673,544           10,336,258
----------------------------------------------------------------------------------------------------------------------------------
Total                                               $104,571,226         $ 40,973,557         $168,321,457         $122,048,139
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 1999

                                            Minnesota        New Jersey      Pennsylvania       Texas
                                            Portfolio        Portfolio        Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments -
   Identified cost                        $ 58,787,913     $300,916,237     $320,429,951     $ 15,541,558
   Unrealized appreciation                   6,363,173       33,081,331       23,097,852        1,560,141
---------------------------------------------------------------------------------------------------------
Investments, at value                     $ 65,151,086     $333,997,568     $343,527,803     $ 17,101,699
---------------------------------------------------------------------------------------------------------
Cash                                      $    781,783     $        805     $  4,520,893     $    162,604
Receivable for investments sold                     --        2,014,821        1,157,463               --
Interest receivable                            766,821        3,806,046        4,242,868          246,151
---------------------------------------------------------------------------------------------------------
Total assets                              $ 66,699,690     $339,819,240     $353,449,027     $ 17,510,454
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Payable for investments purchased         $         --     $         --     $  3,394,285     $         --
Payable for when-issued securities                  --               --               --          500,000
Demand note payable                                 --        2,305,000               --               --
Payable for daily variation margin on
   open financial futures contracts                 --               --            9,000               --
Payable to affiliate for Trustees'                  88              243               --               --
   fees
Other accrued expenses                           9,176           49,468              802            1,429
---------------------------------------------------------------------------------------------------------
Total liabilities                         $      9,264     $  2,354,711     $  3,404,087     $    501,429
---------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                  $ 66,690,426     $337,464,529     $350,044,940     $ 17,009,025
---------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $ 60,327,253     $304,383,198     $326,984,864     $ 15,448,884
Net unrealized appreciation (computed
   on the basis of identified cost)          6,363,173       33,081,331       23,060,076        1,560,141
---------------------------------------------------------------------------------------------------------
Total                                     $ 66,690,426     $337,464,529     $350,044,940     $ 17,009,025
---------------------------------------------------------------------------------------------------------


                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS(Unaudited) CONT'D

Statements of Operations


For the Six Months Ended January 31, 1999

                                             Arizona           Colorado      Connecticut        Michigan
                                            Portfolio         Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest                                   $ 2,937,107      $ 1,159,174      $ 4,671,434      $ 3,528,099
---------------------------------------------------------------------------------------------------------
Total investment income                    $ 2,937,107      $ 1,159,174      $ 4,671,434      $ 3,528,099
---------------------------------------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------------------------------------
Investment adviser fee                     $   198,427      $    48,910      $   343,632      $   249,863
Trustees fees and expenses                       5,476            1,025            8,667            5,426
Custodian fee                                   22,428           20,178           46,124           36,002
Legal and accounting services                   24,212           19,007           25,174           23,971
Miscellaneous                                    3,755            3,932            8,482           11,176
---------------------------------------------------------------------------------------------------------
Total expenses                             $   254,298      $    93,052      $   432,079      $   326,438
---------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $        --      $     7,923      $    22,049      $        --
---------------------------------------------------------------------------------------------------------
Total expense reductions                   $        --      $     7,923      $    22,049      $        --
---------------------------------------------------------------------------------------------------------

Net expenses                               $   254,298      $    85,129      $   410,030      $   326,438
---------------------------------------------------------------------------------------------------------

Net investment income                      $ 2,682,809      $ 1,074,045      $ 4,261,404      $ 3,201,661
---------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $   984,906      $   348,355      $   860,208      $ 1,969,076
   Financial futures contracts                (132,991)         (57,485)        (256,635)        (174,009)
---------------------------------------------------------------------------------------------------------
Net realized gain                          $   851,915      $   290,870      $   603,573      $ 1,795,067
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $   496,477      $   112,098      $ 1,898,051        $(568,492)
   Financial futures contracts                  30,843            1,935            8,127           21,357
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                          $   527,320      $   114,033      $ 1,906,178        $(547,135)
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain           $ 1,379,235      $   404,903      $ 2,509,751      $ 1,247,932
---------------------------------------------------------------------------------------------------------

Net increase in net assets
from operations                            $ 4,062,044      $ 1,478,948      $ 6,771,155      $ 4,449,593
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 1999


                                             Minnesota       New Jersey     Pennsylvania          Texas
                                             Portfolio        Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest                                  $  1,916,165     $  9,912,105     $ 10,535,275     $    505,707
---------------------------------------------------------------------------------------------------------
Total investment income                   $  1,916,165     $  9,912,105     $ 10,535,275     $    505,707
---------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------
Investment adviser fee                    $    111,463     $    754,116     $    802,505     $     13,697
Trustees fees and expenses                       4,847           13,496           11,657              328
Custodian fee                                   23,165           77,021           73,665            7,668
Legal and accounting services                   22,866           37,675           36,311           16,593
Miscellaneous                                    9,091           26,388           16,655            1,571
---------------------------------------------------------------------------------------------------------
Total expenses                            $    171,432     $    908,696     $    940,793     $     39,857
---------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      6,365     $     19,180     $     59,442     $      2,598
---------------------------------------------------------------------------------------------------------
Total expense reductions                  $      6,365     $     19,180     $     59,442     $      2,598
---------------------------------------------------------------------------------------------------------

Net expenses                              $    165,067     $    889,516     $    881,351     $     37,259
---------------------------------------------------------------------------------------------------------

Net investment income                     $  1,751,098     $  9,022,589     $  9,653,924     $    468,448
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
---------------------------------------------------------------------------------------------------------
   Investment transactions (identified
      cost basis)                         $    645,562     $  3,701,449     $  4,291,412     $    143,681
   Financial futures contracts                 (71,267)         (95,687)        (491,628)              --
---------------------------------------------------------------------------------------------------------
Net realized gain                         $    574,295     $  3,605,762     $  3,799,784     $    143,681
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    519,979     $    219,872      $(2,278,534)    $     88,042
   Financial futures contracts                  11,880           59,400           60,300               --
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                         $    531,859     $    279,272      $(2,218,234)    $     88,042
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain          $  1,106,154     $  3,885,034     $  1,581,550     $    231,723
---------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                             $  2,857,252     $ 12,907,623     $ 11,235,474     $    700,171
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios  as of January 31, 1999

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1999


Increase (Decrease) in Net                    Arizona         Colorado        Connecticut       Michigan
Assets                                       Portfolio        Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                 $   2,682,809    $   1,074,045    $   4,261,404    $   3,201,661
   Net realized gain                           851,915          290,870          603,573        1,795,067
   Net change in unrealized
      appreciation (depreciation)              527,320          114,033        1,906,178         (547,135)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                            $   4,062,044    $   1,478,948    $   6,771,155    $   4,449,593
---------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $   7,966,980    $   2,821,500    $   8,805,872    $   3,279,996
   Withdrawals                             (10,549,904)      (3,128,091)     (12,210,458)     (15,917,918)
---------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                  $  (2,582,924)   $    (306,591)   $  (3,404,586)   $ (12,637,922)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                $   1,479,120    $   1,172,357    $   3,366,569    $  (8,188,329)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of period                   $ 103,092,106    $  39,801,200    $ 164,954,888    $ 130,236,468
---------------------------------------------------------------------------------------------------------
At end of period                         $ 104,571,226    $  40,973,557    $ 168,321,457    $ 122,048,139
---------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios  as of January 31, 1999

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1999

Increase (Decrease) in Net                    Minnesota      New Jersey     Pennsylvania         Texas
Assets                                        Portfolio       Portfolio       Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                 $   1,751,098    $   9,022,589    $   9,653,924    $     468,448
   Net realized gain                           574,295        3,605,762        3,799,784          143,681
   Net change in unrealized
      appreciation (depreciation)              531,859          279,272       (2,218,234)          88,042
---------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                            $   2,857,252    $  12,907,623    $  11,235,474    $     700,171
---------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $   3,791,313    $  22,866,879    $  17,261,685    $     406,684
   Withdrawals                              (6,941,816)     (26,939,111)     (37,984,094)      (1,935,317)
---------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                  $  (3,150,503)   $  (4,072,232)   $ (20,722,409)   $  (1,528,633)
---------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets    $    (293,251)   $   8,835,391    $  (9,486,935)   $    (828,462)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of period                   $  66,983,677    $ 328,629,138    $ 359,531,875    $  17,837,487
---------------------------------------------------------------------------------------------------------
At end of period                         $  66,690,426    $ 337,464,529    $ 350,044,940    $  17,009,025
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 1998

Increase (Decrease) in Net                   Arizona         Colorado        Connecticut       Michigan
Assets                                      Portfolio        Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                 $   5,610,913    $   2,226,153    $   8,810,104    $   7,237,297
   Net realized gain (loss)                  2,209,801          468,233         (472,006)       2,386,197
   Net change in unrealized                   (945,220)        (390,688)       1,757,677       (1,160,625)
      appreciation (depreciation)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                            $   6,875,494    $   2,303,698    $  10,095,775    $   8,462,869
---------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $   8,495,182    $   4,707,220    $   9,761,887    $   5,251,473
   Withdrawals                             (24,750,363)      (9,834,162)     (29,880,364)     (33,701,520)
---------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                  $ (16,255,181)   $  (5,126,942)   $ (20,118,477)   $ (28,450,047)
---------------------------------------------------------------------------------------------------------

Net decrease in net assets               $  (9,379,687)   $  (2,823,244)   $ (10,022,702)   $ (19,987,178)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                     $ 112,471,793    $  42,624,444    $ 174,977,590    $ 150,223,646
---------------------------------------------------------------------------------------------------------
At end of year                           $ 103,092,106    $  39,801,200    $ 164,954,888    $ 130,236,468
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 1998


Increase (Decrease) in Net                 Minnesota         New Jersey      Pennsylvania      Texas
Assets                                     Portfolio         Portfolio        Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   3,612,278    $  18,732,197    $  21,632,540    $   1,099,441
   Net realized gain                           701,035        1,707,025        2,080,757          476,323
   Net change in unrealized
      appreciation (depreciation)             (236,413)         983,456       (7,214,291)        (276,213)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                            $   4,076,900    $  21,422,678    $  16,499,006    $   1,299,551
---------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $   4,912,748    $  28,452,460    $  23,151,071    $     710,511
   Withdrawals                             (12,679,645)     (74,018,070)     (82,338,942)      (5,848,716)
---------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                  $  (7,766,897)   $ (45,565,610)   $ (59,187,871)   $  (5,138,205)
---------------------------------------------------------------------------------------------------------

Net decrease in net assets               $  (3,689,997)   $ (24,142,932)   $ (42,688,865)   $  (3,838,654)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                     $  70,673,674    $ 352,772,070    $ 402,220,740    $  21,676,141
---------------------------------------------------------------------------------------------------------
At end of year                           $  66,983,677    $ 328,629,138    $ 359,531,875    $  17,837,487
---------------------------------------------------------------------------------------------------------


                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                    Arizona Portfolio
                                      ---------------------------------------------------------------------------------------------
                                                                                         Year Ended
                                                       ----------------------------------------------------------------------------
                                      Six Months Ended                           July 31,
                                      January 31, 1999 ------------------------------------------------------------------ Sept. 30,
                                       (Unaudited)        1998        1997         1996        1995          1994(1)      1993(2)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (3)                              0.48%(4)       0.50%        0.50%        0.51%       0.52%        0.46%(4)     0.42%(4)
Expenses after custodian fee
   reduction                              0.48%(4)       0.48%        0.49%        0.50%         --           --           --
Net investment income                     5.08%(4)       5.27%        5.56%        5.53%       5.81%        5.43%(4)     5.46%(4)
Portfolio Turnover                          19%            23%          10%          18%         22%          23%         107%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                          $  104,571     $  103,092   $  112,472   $  129,862  $  144,521  $   154,068    $ 133,539
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.


                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                         Colorado Portfolio
                                      ----------------------------------------------------------------------------------------------
                                                                                         Year Ended
                                                      ------------------------------------------------------------------------------
                                      Six Months Ended                           July 31,
                                      January 31, 1999-------------------------------------------------------------------  Sept. 30,
                                       (Unaudited)        1998        1997         1996        1995          1994(1)        1993(2)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
------------------------------------------------------------------------------------------------------------------------------------
Net expenses (3)                         0.46%(4)        0.40%       0.40%        0.40%       0.25%         0.02%(4)      0.06%(4)
Net expenses after custodian fee         0.42%(4)        0.37%       0.36%        0.36%         --            --            --
   reduction
Net investment income                    5.30%(4)        5.49%       5.86%        5.75%       6.05%         5.73%(4)      5.60%(4)
Portfolio Turnover                         15%             18%         14%          53%         52%           23%           10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                            $40,974         $39,801     $42,624      $45,416     $46,077       $44,399       $24,346
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses (3)                                                                      0.42%      0.40%          0.35%(4)       0.35%(4)
Expenses after custodian fee reduction                                            0.38%        --             --             --
Net investment income                                                             5.73%      5.90%          5.40%(4)       5.31%(4)
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                                      Connecticut Portfolio
                                      ---------------------------------------------------------------------------------------------
                                                                                         Year Ended
                                                      -----------------------------------------------------------------------------
                                      Six Months Ended                           July 31,
                                      January 31, 1999--------------------------------------------------------------------  Sept.30
                                       (Unaudited)        1998        1997         1996        1995          1994(1)        1993(2)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (3)                             0.51%(4)        0.51%       0.53%        0.52%       0.53%         0.47%(4)       0.46%(4)
Expenses after custodian fee reduction   0.49%(4)        0.50%       0.53%        0.50%         --            --             --
Net investment income                    5.06%(4)        5.20%       5.50%        5.49%       5.77%         5.40%(4)       5.45%(4)
Portfolio Turnover                         10%              7%         11%          23%         29%           10%            10%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                          $168,321        $164,955    $174,978     $187,617    $195,276      $192,038       $159,848
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                          Michigan Portfolio
                                      ----------------------------------------------------------------------------------------------
                                                                                         Year Ended
                                                       -----------------------------------------------------------------------------
                                      Six Months Ended                           July 31,
                                      January 31, 1999 ------------------------------------------------------------------- Sept. 30,
                                       (Unaudited)        1998        1997         1996        1995          1994(1)        1993(2)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses (3)                             0.50%(4)        0.50%       0.52%        0.54%       0.48%         0.47%(4)        0.44%(4)
Expenses after custodian fee reduction   0.50%(4)        0.48%       0.50%        0.52%         --            --              --
Net investment income                    4.95%(4)        5.19%       5.45%        5.50%       5.85%         5.48%(4)        5.46%(4)
Portfolio Turnover                          9%             26%         16%          49%         54%           45%             20%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
omitted)                             $122,048        $130,236    $150,224     $173,465    $191,263      $204,032        $187,665
------------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                     Minnesota Portfolio
                                      ---------------------------------------------------------------------------------------------
                                                                                         Year Ended
                                                       ----------------------------------------------------------------------------
                                      Six Months Ended                           July 31,
                                      January 31, 1999 ------------------------------------------------------------------- Sept. 30,
                                       (Unaudited)        1998        1997         1996        1995          1994(1)        1993(2)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (3)                             0.51%(4)        0.47%      0.47%         0.48%       0.47%         0.45%(4)       0.40%(4)
Expenses after custodian fee reduction   0.49%(4)        0.45%      0.44%         0.46%         --            --             --
Net investment income                    5.16%(4)        5.28%      5.71%         5.69%       5.83%         5.50%(4)       5.58%(4)
Portfolio Turnover                         14%             23%        22%           45%         76%           20%            10%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                            $66,690         $66,984    $70,674       $76,090     $82,968       $84,005        $67,019
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                      New Jersey Portfolio
                                      ---------------------------------------------------------------------------------------------
                                                                                         Year Ended
                                      Six Months Ended  ---------------------------------------------------------------------------
                                      January 31, 1999                           July 31,                                   Sept.30
                                                        ------------------------------------------------------------------
                                       (Unaudited)        1998        1997         1996        1995          1994(1)        1993(2)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (3)                             0.53%(4)        0.54%       0.54%        0.53%       0.52%         0.50%(4)       0.50%(4)
Expenses after custodian fee reduction   0.52%(4)        0.52%       0.52%        0.52%         --            --             --
Net investment income                    5.32%(4)        5.52%       5.84%        5.82%       5.96%         5.62%(4)       5.67%(4)
Portfolio Turnover                         13%             14%         24%          39%         54%           25%            12%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                           $337,465        $328,629    $352,772     $386,244    $411,038      $423,854       $393,677
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.







                       See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                         Pennsylvania Portfolio
                                      ----------------------------------------------------------------------------------------------
                                                                                       Year Ended
                                                      ------------------------------------------------------------------------------
                                      Six Months Ended                           July 31,
                                      January 31, 1999 ------------------------------------------------------------------  Sept. 30,
                                       (Unaudited)        1998        1997         1996        1995          1994(1)       1993(2)
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses (3)                           0.52%(4)          0.54%       0.55%        0.54%       0.49%         0.48%(4)      0.50%(4)
Expenses after custodian fee reduction 0.49%(4)          0.50%       0.51%        0.50%         --              --          --
Net investment income                  5.38%(4)          5.66%       5.96%        5.90%       6.02%         5.66%(4)      5.71%(4)
Portfolio Turnover                       11%               13%         17%          30%         44%           21%           17%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                         $350,045          $359,532    $402,221     $448,182    $502,250      $536,786      $497,001
------------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                Texas Portfolio
                                            ---------------------------------------------------------------------------------------
                                                                                        Year Ended
                                                              ---------------------------------------------------------------------
                                            Six Months Ended                        July 31,
                                            January 31, 1999  -------------------------------------------------------     Sept. 30,
                                              (Unaudited)     1998        1997        1996        1995        1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Net expenses (3)                                0.46%(4)      0.38%      0.37%       0.32%       0.08%          0%(4)     0.03%(4)
Net expenses after custodian fee reduction      0.43%(4)      0.35%      0.35%       0.27%         --          --           --
Net investment income                           5.38%(4)      5.58%      5.79%       5.81%       6.20%       5.69%(4)     5.82%(4)
Portfolio Turnover                                29%           17%        17%         39%         49%         27%           8%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $17,009       $17,837    $21,676     $24,367     $28,227     $27,589      $16,029
------------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses (3)                                                                         0.42%       0.35%       0.37%(4)     0.42%(4)
Expenses after custodian fee reduction                                               0.37%         --          --           --
Net investment income                                                                5.71%       5.93%       5.32%(4)     5.43%(4)
------------------------------------------------------------------------------------------------------------------------------------

(1) For the ten-month period ended July 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Annualized.

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  H Other -- Investment transactions are accounted for on a trade date basis.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  K Interim Financial Statements -- The interim financial statements relating to January 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 1999, each Portfolio paid advisory fees as follows:

  Portfolio                                       Amount        Effective Rate*
  ------------------------------------------------------------------------------

  Arizona                                       $ 198,427            0.38%

  Colorado                                         48,910            0.24%

  Connecticut                                     343,632            0.41%

  Michigan                                        249,863            0.39%


  Portfolio                                       Amount        Effective Rate*
  ------------------------------------------------------------------------------

  Minnesota                                       111,463            0.33%

  New Jersey                                      754,116            0.44%

  Pennsylvania                                    793,351            0.44%

  Texas                                            13,697            0.16%

  *Advisory fees paid as a percentage of average daily net assets
  (annualized).

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

  Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 1999, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended
  January 31, 1999 were as follows:

  Arizona Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $20,275,350
  Sales                                                             20,051,670

  Colorado Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $ 6,141,746
  Sales                                                              5,758,897

  Connecticut Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $16,726,710
  Sales                                                             17,903,428

  Michigan Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $11,856,354
  Sales                                                             24,739,308

  Minnesota Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $ 9,132,857
  Sales                                                             11,138,563

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  New Jersey Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $ 46,330,560
  Sales                                                              41,915,386

  Pennsylvania Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $ 37,461,416
  Sales                                                              49,271,879

  Texas Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                        $  4,930,646
  Sales                                                               5,557,248


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1999, as computed on a federal income tax basis, are as follows:


  Arizona Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 93,999,691
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  9,688,949
  Gross unrealized depreciation                                         (33,707)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  9,655,242
  ------------------------------------------------------------------------------


  Colorado Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 36,958,252
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  3,424,660
  Gross unrealized depreciation                                         (13,986)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  3,410,674
  ------------------------------------------------------------------------------


  Connecticut Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $151,365,923
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 12,684,807
  Gross unrealized depreciation                                         (11,263)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $ 12,673,544
  ------------------------------------------------------------------------------


  Michigan Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $108,964,494
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 10,440,870
  Gross unrealized depreciation                                         (91,233)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $ 10,349,637
  ------------------------------------------------------------------------------


  Minnesota Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 58,787,913
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  6,363,173
  Gross unrealized depreciation                                              --
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  6,363,173
  ------------------------------------------------------------------------------


  New Jersey Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $300,916,237
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 33,537,654
  Gross unrealized depreciation                                        (456,323)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $ 33,081,331
  ------------------------------------------------------------------------------


  Pennsylvania Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $320,429,951
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 31,110,324
  Gross unrealized depreciation                                      (8,012,472)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $ 23,097,852
  ------------------------------------------------------------------------------


  Texas Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 15,541,558
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  1,563,074
  Gross unrealized depreciation                                          (2,933)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  1,560,141
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $130 million unsecured line of credit agreement

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1999, the Arizona Portfolio and New Jersey Portfolio had balances outstanding pursuant to this line of credit of $37,000 and $2,305,000 respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 1999.


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at January 31, 1999, is as follows:

               Futures
               Contracts
               Expiration                                         Net Unrealized
  Portfolio    Date        Contracts                Position        Depreciation
  ------------------------------------------------------------------------------
  Michigan     3/99        17 U.S. Treasury Bonds   Short                $13,379
  ------------------------------------------------------------------------------
  Pennsylvania 3/99        48 U.S. Treasury Bonds   Short                 37,776
  ------------------------------------------------------------------------------

  At January 31, 1999, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Portfolio as of January 31, 1999


Municipals Portfolios

Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President
Portfolio Manager of Minnesota and New Jersey Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of Arizona Municipals Portfolio

William H. Ahern, Jr.
Vice President and Portfolio Manager of Colorado and Connecticut Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of Texas Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio Manager of Michigan and Pennsylvania
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,

John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset Management Corporation

Lynn A. Stout
Professor of Law, Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant